UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1.     REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2013

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the six months ended June 30, 2013

Six Month Retrospective

The S&P 500® advanced about 14% on a total return basis for the first six months of this year. Most other U.S. indexes did even better, with NASDAQ, Russell Small Caps and Russell Mid-Caps up between 15% and nearly 17%. Most developed market equity indexes did not fare as well. European equity markets produced returns ranging from a 10% advance for Switzerland to a 9% decline for Italy, with most others in the +3% to -3% range. Most developed equity markets in Asia registered modestly negative returns, with the exception of Japan, which advanced 22%.

Perhaps the most important factor behind the strong equity performance so far this year, at least among developed markets, is the continued aggressive quantitative easing of central banks, especially by the Fed, but also by the Bank of England, the European Central Bank, and most recently, the Bank of Japan. Little of the massive liquidity provided over the last few years has found its way into the real economy because of reluctance by banks to lend and corporate restraint in borrowing. Instead, liquidity has flowed into securities purchases, driving up asset prices. This has created a positive "wealth effect" that is hoped to stimulate more robust consumer spending, and in turn is expected to prompt corporations to expand capacity and production. So far, the only real effect in the U.S. economy has been the beginnings of a recovery in housing and robust auto sales.

The other support for equities is the stabilization of a number of concerns that had troubled markets over the past several years. The European Sovereign Debt Crisis, while by no means resolved, has become less of a concern as the European Central Bank has essentially provided a guarantee that it will do "all that is necessary" to preserve the European Monetary Union and the Euro. China's economic slowdown has occurred, and although there may be some more downside, markets seem to have concluded that growth in China will average 6% to 8% going forward and would remain an important mainstay to the health of the global economy. As will be noted later, however, China is creating new worries among investors.

U.S. Economic Data Remains Weak

Other vexing issues here in the U.S. are the large annual deficits and growing national debt. A Congressional compromise late last year produced a package of tax increases and spending cuts that, while creating a drag on growth, have not resulted in recession as some feared. Moreover, growth has been strong enough to generate higher tax revenue than anticipated. As a result, the projected deficit for the current fiscal year ending in September was revised down to about $650 billion rather than nearly one trillion dollars. As a percent of GDP, that is a reduction from 10% to 4%, and possibly going to 3% in 2014. The potential political crisis of a new debt ceiling debate has, for now, been pushed off in time.

The good news regarding the deficit/debt issue underscores the fact that economic data in the current year has been more consistently firm than in the previous three years. In each of those years, economic indicators weakened late in the second quarter and prompted serious stock market corrections. This year, the data has supported the notion that growth is more sustainable. As already noted, housing and autos have been the primary drivers of modest consumer spending, a key prop to GDP growth. More importantly, job growth has been steadily picking up over the past year-and-a-half from less than 100,000 new jobs per month to an average of 200,000 over the past six months. At the end of June, the unemployment rate stood at 7.6%, down from 10% at its peak in October 2009. While this progress is hopeful, the drop has been painfully slow. Moreover, if improving economic prospects draw more people from those long-term unemployed not currently included in the unemployment rate into the ranks of those "actively seeking employment," the unemployment rate could even rise.

Recent revelations that the Federal Reserve is considering reducing its quantitative easing programs roiled markets in the late spring. The S&P 500 corrected 5% and, much more dramatically, the U.S. 10-year treasury yield rose over 100 basis points during a four-week period. Such a rapid and large rise in interest rates (decline in bond prices), is almost unprecedented, and caused reverberations in all markets throughout the world. Such a reaction is a clear indication of how dependent investors perceive markets have been on quantitative easing. The uncertainty of how the wind-down might be executed, how dramatic and rapid it might be, and what its consequences might be has reintroduced the sense of risk that had diminished regarding the concerns prevailing since the panic of 2008.

Members of the Fed have clamored to quell investor concerns over the past six weeks since the initial comments by Fed chairman Ben Bernanke during Congressional testimony on May 22, in which he formally stated that the issue of a change in the quantitative easing program was actively under consideration. They seem to have been successful, as stock markets have recovered to new highs and bond yields have begun to recede. The message seems finally to have been understood by the markets: Any change in quantitative easing will be dependent on forthcoming economic data, especially with regard to the health of the jobs market.

Obviously, this is a complicated message to communicate. But it seems that the Fed was trying to introduce the idea ahead of the reality in order to allow the markets time to clearly understand, digest and discount any change in QE. It was also attempting to introduce a degree of uncertainty to shake out some speculative excesses that were developing in some markets.

China and European Data Also Fails to Meet Expectations

While the unwinding of QE is the biggest worry going forward, the prospects for global economic growth is a growing concern. As noted, China's slowdown seems to have bottomed, but there remain signs that it may recede further. The potential for crisis will not only affect China, but the global economy as a whole. After all, China is the third largest economy in the world if Europe is treated as a single economic entity.

Europe has its own problems with growth, and is currently in a recession. The only major European country generating positive economic growth is Germany, and just barely. There are signs that growth is bottoming, but the data remain mixed. Europe's problem is two-fold. First, much of its economy is dependent upon cross-border business within the continent. The severe recessions in most of the peripheral nations has dragged down the economies of healthier economies such as France and Germany. The other problem, because of its trade with China, is that China's slowdown has contributed significantly to the European recession.

Outlook For Global Growth

The only remaining global economies with the capacity to sustain global growth are the U.S. and Japan. While the annual growth rate of the U.S. remains sluggish at around 2%, its economy represents over 20% of the global economy. And, if the Fed's forecasts are correct, the U.S. economy should accelerate to 3% within the next year. Japan's economy has been moribund for over twenty years, but recently growth has begun to accelerate, with some economists projecting 4% GDP growth for the second quarter on an annualized basis. Japan is the fourth largest economy in the world representing nearly 9% of world GDP, so accelerating growth there will be a positive contributor to global growth.

Japan, however, also presents a wild card. Shinzo Abe, the recently elected prime minister of Japan, has launched an aggressive economic program designed to reignite growth and increase inflation. The "three arrows" of his program include a massively aggressive quantitative easing program, a monthly injection of liquidity equivalent to almost twice the amount of the U.S. Federal Reserve's program on a GDP adjusted basis.

Finally, the issue of raising the debt ceiling in the U.S. will once again become a political issue this fall. As in the past, this debt ceiling debate may spark an attempt to deal more aggressively with deficit and debt reduction, with Republicans seeking more spending cuts and Democrats demanding new taxes. Given the recent improvement in the deficit, there is a chance Congress will not be as desperate to take on the issue now despite the fact that forecasts beyond 2014 call for a renewed rise in deficits.

Outlook

Despite new uncertainties on top of lingering old uncertainties, it is likely that policymakers will continue to muddle through, finding short term fixes that delay the day of reckoning, or as has been the case, provide time for the issues to begin to resolve themselves. Time has permitted the U.S. banking system to recapitalize. Time has permitted the housing market to clear and then begin a slow recovery. Time has provided enough economic growth to require businesses to start hiring again at an accelerating rate. Time has allowed at least stop-gap measures to contain the European sovereign debt crisis.

Over the past four plus years, since the S&P 500 bottomed out in March 2009, the index, as well as many other global stock markets, have climbed the proverbial "wall of worry." During that period, the S&P 500 has advanced nearly 150% to all-time highs, despite all of the various "end-of-world" crises along the way. Our best guess is that we will see more of the same in the foreseeable future, although not without periods of fear and market corrections.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2013

All America Fund	+13.12%
Equity Index Fund	+13.72%
Mid-Cap Equity Index Fund	+14.60%
Small Cap Value Fund	+11.36%
Small Cap Growth Fund	+16.74%
Bond Fund	-2.14%
Money Market Fund	+0.01%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2013 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ending June 30, 2013, the S&P 500 of large capitalization stocks increased by 15.73% on a total return basis, while the Russell 2000® Growth Index was up 17.44% and the Russell 2000® Value Index was up 14.39%.

The All America Fund's return for the six months ending June 30, 2013, before expenses was 13.40% and 13.12% after expenses versus the benchmark return of 13.82%. Most of the underperformance of the Fund was the result of the underperformance of the Large Cap component of the Fund. The Equity Index only modestly underperformed, while the Small Cap Value and Small Cap Value components each outperformed the benchmark.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an overall strong first half of 2013, returning 13.8% including dividends. The S&P 500 reached its high of 1669 on May 21, 2013. The market drifted lower into the end of the first half of the year, declining about 4% from the highs. Concerns over tapering of Quantitative Easing, a slowdown in China, continued economic weakness in Europe, and a potential slowdown in corporate earnings weighed on the market. Despite these concerns the overall returns for equities in the first half of 2013 were very strong. Health Care, Consumer Discretionary and Financials were the best performing sectors for the first half of the year, returning 19.1%, 18.9% and 18.5%, respectively. No sectors had a negative return but Materials and Information Technology were the worst performing, with returns of 1.7 % and 5.5 % respectively.

The Equity Index Fund's performance for the six months ending June 30, 2013, was 13.79% before expenses and 13.72% after expenses, in line with the benchmark return of 13.82%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for the first half of 2013. The outperformance is a continuation of strong Mid Cap performance during the second half of 2012. Within the S&P MidCap 400, the Consumer Staples and Healthcare sectors were extremely strong, up 27.9% and 25.1% respectively. Consumer Discretionary, Utilities and Industrials also outperformed and were up 17.3%, 17.3% and 15.4%, respectively. As was the case with the S&P 500, Materials was the worst performing sector with a return of 3.8%.

The Mid-Cap Equity Index Fund's performance for the six months ending June 30, 2013, was 14.67% before expenses and 14.60% after expenses, in line with the 14.59% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ending June 30, 2013, the Small Cap Value Fund returned 11.82% before expenses and 11.36% after expenses versus a 14.39% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Retail and Consumer Cyclical while the worst sectors were Basic Materials and REITs.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Healthcare and REITs, while sectors detracting from Fund performance included Energy and Technology.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 17.22% before expenses and 16.74% after expenses during the six months ending June 30, 2013. The Fund's benchmark, the Russell 2000® Growth Index, returned 17.44% for the period.

The six months ending June 30, 2013 showed attractive absolute returns for investors in the small capitalization marketplace. Some of the reason for small cap area's strong performance is that most of the companies have a more domestic focus. The Russell 2000 Growth Index was one of the top performing indices for the first half of the year. The only two sectors that did not have double-digit performance year-to-date were Materials and Energy.

The Fund showed very strong results in the Healthcare and Consumer Discretionary sectors. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top-line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, long-term rates rose from three to three and a half percent even though the government made massive purchases of longer-dated issues.

The corporate bond market performed well due to the continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ending June 30, 2013, was -1.92% before expenses and -2.14% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -2.44% for the period. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its performance.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.07% before expenses and 0.01% after expenses for the six months ending June 30, 2013, compared to a .03% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve maintained a near-zero interest rate policy during the first half of 2013. This caused money market returns to be extremely low by historical standards. In addition, the supply of eligible investments continued to decrease. The Fund's strategy continued to focus on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 13, 2013, was 0.01%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Adviser, has contractually agreed to limit each Funds' total operating expenses to their respective investment management fees. This contractual obligation remains in effect through April 30, 2014 and will continue for succeeding 12 month periods ending April 30th unless the Funds' Adviser gives notice to the Investment Company within 45 days before the next May 1st in which case the agreement will terminate on the next May 1st.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.09% for the Money Market Fund during the six months ended June 30, 2013 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period ending June 30, 2013 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,131.96	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,138.02	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.99	$0.62

*  Expenses are equal to the Fund's annual expense ratio of 0.124%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,146.87	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.99	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,114.25	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.26

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,168.38	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.21

*  Expenses are equal to the Fund's annual expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$978.48	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1 – June 30, 2013
Actual	$1,000.00	$1,000.10	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.00

*  Expenses are equal to the Fund's annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Amazon.com, Inc.*	303	$84,140
Comcast Corp. Cl A	2,150	90,042
Disney (Walt) Co.	1,484	93,715
Ford Motor Co.	3,273	50,633
Home Depot, Inc.	1,222	94,668
McDonald's Corp.	828	81,972
Starbucks Corp.	623	40,800
Target Corp.	534	36,771
Time Warner, Inc.	775	44,811
Other Securities	16,446	834,977
		1,452,529
CONSUMER STAPLES (5.9%)
Coca-Cola Co.	3,144	126,106
PepsiCo, Inc.	1,271	103,955
Philip Morris Int'l., Inc.	1,346	116,591
Proctor & Gamble Co.	2,238	172,304
Wal-Mart Stores, Inc.	1,352	100,710
Other Securities	12,982	614,006
		1,233,672
ENERGY (5.9%)
Chevron Corp.	1,608	190,291
Exxon Mobil Corp.	3,676	332,125
Occidental Petroleum Corp.	667	59,516
Schlumberger Ltd.	1,103	79,041
Other Securities	11,861	592,245
		1,253,218
FINANCIALS (9.5%)
American Int'l. Group, Inc.*	1,237	55,294
Bank of America Corp.	9,193	118,222
Berkshire Hathaway, Inc. Cl B*	1,504	168,328
Capital One Financial Corp.	489	30,714
Citigroup, Inc.	2,618	125,585
Goldman Sachs Group, Inc.	363	54,904
JPMorgan Chase & Co.	3,161	166,869
MetLife, Inc.	905	41,413
Simon Property Group, Inc.	256	40,428
Wells Fargo & Co.	4,026	166,153
Other Securities	24,913	1,017,512
		1,985,422
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (7.1%)
Celgene Corp.*	347	$40,568
Gilead Sciences, Inc.*	1,273	65,190
Johnson & Johnson	2,321	199,281
Merck & Co., Inc.	2,476	115,010
Pfizer, Inc.	5,464	153,047
UnitedHealth Group, Inc.	837	54,807
Other Securities	15,079	872,871
		1,500,774
INDUSTRIALS (5.7%)
Boeing Co.	572	58,596
Caterpillar, Inc.	549	45,287
General Electric Co.	8,520	197,579
Precision Castparts Corp.	122	27,573
Union Pacific Corp.	389	60,015
Other Securities	13,354	820,382
		1,209,432
INFORMATION TECHNOLOGY (10.1%)
Apple, Inc.	792	313,695
Cisco Systems, Inc.	4,461	108,447
Google, Inc. Cl A*	224	197,203
Int'l. Business Machines Corp.	871	166,457
Intel Corp.	4,120	99,786
MasterCard, Inc. Cl A	87	49,982
Microsoft Corp.	6,286	217,056
Oracle Corp.	3,333	102,390
QUALCOMM, Inc.	1,444	88,200
Other Securities	24,118	791,442
		2,134,658
MATERIALS (1.9%)
Other Securities	8,053	391,712
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	4,449	157,495
Verizon Communications, Inc.	2,351	118,349
Other Securities	4,615	60,300
		336,144
UTILITIES (1.9%)
Other Securities	9,449	392,466
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $9,413,381) 56.4%		$11,890,027
	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.06%	07/11/13	$200,000	$199,996
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $199,996) 1.0%					199,996
TOTAL INDEXED ASSETS (Cost: $9,613,377) 57.4%					$12,090,023

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited) (Continued)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Amazon.com, Inc.*	208	$57,760
Disney (Walt) Co.	962	60,750
Ford Motor Co.	2,351	36,370
Starbucks Corp.	1,421	93,061
Target Corp.	659	45,379
Time Warner, Inc.	606	35,039
Other Securities	24,093	778,068
		1,106,427
CONSUMER STAPLES (2.9%)
Coca-Cola Co.	646	25,911
PepsiCo, Inc.	662	54,145
Philip Morris Int'l., Inc.	902	78,131
Proctor & Gamble Co.	1,020	78,530
Wal-Mart Stores, Inc.	1,183	88,122
Other Securities	9,167	297,604
		622,443
ENERGY (3.3%)
Chevron Corp.	421	49,821
Exxon Mobil Corp.	1,715	154,950
Occidental Petroleum Corp.	500	44,615
Other Securities	36,427	455,834
		705,220
FINANCIALS (7.8%)
American Int'l. Group, Inc.*	957	42,778
Bank of America Corp.	3,537	45,486
Berkshire Hathaway, Inc. Cl B*	402	44,992
Capital One Financial Corp.	952	59,795
Citigroup, Inc.	931	44,660
Goldman Sachs Group, Inc.	327	49,459
JPMorgan Chase & Co.	2,107	111,229
MetLife, Inc.	960	43,930
Simon Property Group, Inc.	344	54,324
Wells Fargo & Co.	2,601	107,343
Other Securities	45,044	1,046,680
		1,650,676
HEALTH CARE (5.2%)
Celgene Corp.*	446	52,142
Gilead Sciences, Inc.*	951	48,701
Merck & Co., Inc.	1,477	68,607
Pfizer, Inc.	3,442	96,410
UnitedHealth Group, Inc.	417	27,305
Other Securities	32,322	809,750
		1,102,915
	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (5.0%)
Boeing Co.	709	$72,630
Caterpillar, Inc.	514	42,400
General Electric Co.	4,172	96,749
Precision Castparts Corp.	282	63,735
Union Pacific Corp.	253	39,033
Other Securities	20,999	749,965
		1,064,512
INFORMATION TECHNOLOGY (7.2%)
Apple, Inc.	363	143,777
Cisco Systems, Inc.	1,902	46,238
Google, Inc. Cl A*	97	85,396
Int'l. Business Machines Corp.	363	69,373
MasterCard, Inc. Cl A	53	30,449
Microsoft Corp.	2,191	75,655
Oracle Corp.	1,362	41,841
QUALCOMM, Inc.	779	47,581
Other Securities	38,669	989,697
		1,530,007
MATERIALS (2.1%)
Other Securities	20,557	436,162
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,139	75,721
Verizon Communications, Inc.	619	31,160
Other Securities	4,593	46,015
		152,896
UTILITIES (1.3%)
Other Securities	7,066	277,427
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $6,796,713) 40.7%		8,648,685
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	23,546
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		23,546
TOTAL ACTIVE ASSETS (Cost: $6,806,713) 40.8%		8,672,231
TEMPORARY CASH INVESTMENTS (2) (Cost: $380,100) 1.8%		380,100
TOTAL INVESTMENTS (Cost: $16,800,190) 100.0%		21,142,354
OTHER NET ASSETS -0.0% (3)		(4,272)
NET ASSETS 100.0%		$21,138,082

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Amazon.com, Inc.*	1,827	$507,340
Comcast Corp. Cl A	12,912	540,755
Disney (Walt) Co.	8,930	563,930
Home Depot, Inc.	7,348	569,250
McDonald's Corp.	4,972	492,228
Other Securities	130,198	6,056,943
		8,730,446
CONSUMER STAPLES (10.2%)
Altria Group, Inc.	9,877	345,596
Coca-Cola Co.	18,884	757,437
CVS Caremark Corp.	6,049	345,882
PepsiCo, Inc.	7,645	625,285
Philip Morris Int'l., Inc.	8,083	700,149
Proctor & Gamble Co.	13,464	1,036,593
Wal-Mart Stores, Inc.	8,117	604,635
Other Securities	62,082	2,997,660
		7,413,237
ENERGY (10.3%)
Chevron Corp.	9,675	1,144,939
ConocoPhillips	6,136	371,228
Exxon Mobil Corp.	22,102	1,996,911
Occidental Petroleum Corp.	4,011	357,902
Schlumberger Ltd.	6,635	475,464
Other Securities	65,211	3,191,058
		7,537,502
FINANCIALS (16.3%)
American Express Co.	4,773	356,829
American Int'l. Group, Inc.*	7,440	332,568
Bank of America Corp.	55,215	710,065
Berkshire Hathaway, Inc. Cl B*	9,041	1,011,869
Citigroup, Inc.	15,726	754,376
Goldman Sachs Group, Inc.	2,176	329,120
JPMorgan Chase & Co.	18,998	1,002,904
U.S. Bancorp	9,146	330,628
Wells Fargo & Co.	24,197	998,610
Other Securities	145,737	6,103,975
		11,930,944
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (12.3%)
AbbVie, Inc.	7,844	$324,271
Amgen, Inc.	3,699	364,943
Bristol-Myers Squibb Co.	8,061	360,246
Gilead Sciences, Inc.*	7,676	393,088
Johnson & Johnson	13,953	1,198,005
Merck & Co., Inc.	14,883	691,315
Pfizer, Inc.	32,802	918,784
UnitedHealth Group, Inc.	5,032	329,495
Other Securities	73,044	4,432,655
		9,012,802
INDUSTRIALS (10.0%)
3M Co.	3,152	344,671
Boeing Co.	3,438	352,189
General Electric Co.	51,226	1,187,931
Union Pacific Corp.	2,336	360,398
United Technologies Corp.	4,243	394,344
Other Securities	76,909	4,629,030
		7,268,563
INFORMATION TECHNOLOGY (17.5%)
Apple, Inc.	4,768	1,888,509
Cisco Systems, Inc.	26,823	652,067
Google, Inc. Cl A*	1,353	1,191,141
Int'l. Business Machines Corp.	5,242	1,001,799
Intel Corp.	24,777	600,099
Microsoft Corp.	37,775	1,304,371
Oracle Corp.	20,063	616,335
QUALCOMM, Inc.	8,686	530,541
Visa, Inc. Cl A	2,507	458,154
Other Securities	143,053	4,601,996
		12,845,012
MATERIALS (3.2%)
Other Securities	48,437	2,356,159
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	26,754	947,092
Verizon Communications, Inc.	14,126	711,103
Other Securities	27,729	362,669
		2,020,864
UTILITIES (3.2%)
Other Securities	56,739	2,356,199
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $52,343,703) 97.8%		$71,471,728
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.06%	07/11/13	$500,000	$499,989
U.S. GOVERNMENT AGENCIES (0.7%)
FHLMC	A-1+	0.06	07/16/13	500,000	499,986
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,975) 1.4%					999,975
TEMPORARY CASH INVESTMENTS (2) (Cost: $502,600) 0.7%					502,600
TOTAL INVESTMENTS (Cost: $53,846,278) 99.9%					72,974,303
OTHER NET ASSETS 0.1%					90,264
NET ASSETS 100.0%					$73,064,567

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Advance Auto Parts, Inc.	2,408	$195,457
LKQ Corp.*	9,739	250,779
Mohawk Industries, Inc.*	2,014	226,555
Polaris Industries, Inc.	2,095	199,025
Signet Jewelers Ltd.	2,638	177,880
Tractor Supply Co.	2,311	271,797
Other Securities	147,699	4,623,751
		5,945,244
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	4,444	274,239
Energizer Hldgs., Inc.	2,033	204,337
Green Mountain Coffee Roasters, Inc.*	4,233	317,729
Other Securities	39,532	1,052,912
		1,849,217
ENERGY (5.1%)
Cimarex Energy Co.	2,830	183,922
HollyFrontier Corp.	6,771	289,663
Oceaneering Int'l., Inc.	3,558	256,888
Other Securities	48,964	1,553,788
		2,284,261
FINANCIALS (22.3%)
Affiliated Managers Group, Inc.*	1,721	282,141
Alleghany Corp.*	549	210,437
Camden Property Trust	2,672	184,742
Essex Property Trust, Inc.	1,208	191,975
Everest Re Group Ltd.	1,636	209,833
Federal Realty Investment Trust	2,109	218,661
Gallagher (Arthur J.) & Co.	4,061	177,425
New York Community Bancorp, Inc.	14,081	197,134
Rayonier, Inc.	4,079	225,936
Realty Income Corp.	6,341	265,815
SL Green Realty Corp	2,935	258,838
UDR, Inc.	7,956	202,798
Other Securities	276,979	7,380,869
		10,006,604
HEALTH CARE (9.1%)
Cooper Companies, Inc.	1,563	186,075
Mettler-Toledo Int'l., Inc.*	977	196,572
ResMed, Inc.	4,543	205,026
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Schein (Henry), Inc.*	2,804	$268,483
Universal Health Svcs., Inc. Cl B	2,916	195,255
Vertex Pharmaceuticals, Inc.*	7,227	577,217
Other Securities	66,711	2,438,422
		4,067,050
INDUSTRIALS (16.0%)
AMETEK, Inc.	7,952	336,370
B/E Aerospace, Inc.*	3,455	217,941
Fortune Brands Home & Security, Inc.	5,600	216,944
Hubbell, Inc. Cl B	1,750	173,250
Hunt (J.B.) Transport Svcs., Inc.	2,974	214,842
Other Securities	141,809	6,002,839
		7,162,186
INFORMATION TECHNOLOGY (14.8%)
Alliance Data Systems Corp.*	1,601	289,829
ANSYS, Inc.*	3,049	222,882
Cree, Inc.*	3,914	249,948
Equinix, Inc.*	1,602	295,921
Gartner, Inc.*	3,026	172,452
NCR Corp.*	5,384	177,618
Synopsys, Inc.*	4,998	178,679
Trimble Navigation Ltd.*	8,315	216,273
Other Securities	202,922	4,832,988
		6,636,590
MATERIALS (6.7%)
Albemarle Corp.	2,864	178,399
Ashland, Inc.	2,391	199,649
Rock-Tenn Co. Cl A	2,375	237,215
Valspar Corp.	2,689	173,898
Other Securities	56,103	2,205,169
		2,994,330
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	8,099	216,483
UTILITIES (5.0%)
Alliant Energy Corp.	3,588	180,907
NV Energy, Inc.	7,625	178,883
OGE Energy Corp.	3,219	219,536
Other Securities	50,052	1,646,857
		2,226,183
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $33,081,398) 96.9%		$43,388,148
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	A-1+	0.04 - 0.06%	07/11/13 - 08/22/13	$700,000	$699,972
COMMERCIAL PAPER (1.2%)
Toyota Motor Credit Corp.	A-1+	0.14	07/02/13	500,000	499,993
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,199,965) 2.8%					1,199,965
TEMPORARY CASH INVESTMENTS (2) (Cost: $218,000) 0.5%					218,000
TOTAL INVESTMENTS (Cost: $34,499,363) 100.2%					44,806,113
OTHER NET ASSETS -0.2%					(82,013)
NET ASSETS 100.0%					$44,724,100

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.0%)
Bassett Furniture Industries, Inc.	11,488	$178,409
Deckers Outdoor Corp.*	2,119	107,031
Pep Boys-Manny, Moe & Jack*	11,096	128,492
Rent-A-Center, Inc.	2,955	110,960
Ruby Tuesday, Inc.*	10,648	98,281
Shutterfly, Inc.*	3,411	190,300
Wolverine World Wide, Inc.	3,425	187,039
Other Securities	13,623	76,425
		1,076,937
CONSUMER STAPLES (3.3%)
Prestige Brands Hldgs., Inc.*	5,884	171,460
Other Securities	15,899	217,345
		388,805
ENERGY (4.8%)
Carrizo Oil and Gas, Inc.*	5,120	145,050
Energy XXI (Bermuda) Ltd.	7,661	169,921
PBF Energy, Inc.	5,912	153,121
Other Securities	129,391	110,532
		578,624
FINANCIALS (36.3%)
Chesapeake Lodging Trust	4,824	100,291
Colonial Properties Trust	5,345	128,921
Ellington Financial LLC	8,100	184,761
Equity Lifestyle Properties, Inc.	2,184	171,641
FelCor Lodging Trust, Inc.*	17,445	103,100
First Interstate BancSytem, Inc.	4,647	96,332
Forest City Enterprises, Inc. Cl A*	7,849	140,576
Glacier Bancorp, Inc.	5,679	126,017
Highwoods Properties, Inc.	3,428	122,071
Investors Bancorp, Inc.	5,255	110,775
Marlin Business Svcs. Corp.	4,167	94,924
MB Financial, Inc.	3,748	100,446
Meadowbrook Insurance Group, Inc.	15,018	120,595
ProAssurance Corp.	3,894	203,111
Prosperity Bancshares, Inc.	1,966	101,819
Select Income REIT	5,360	150,294
SVB Financial Group*	1,720	143,310
Symetra Financial Corp.	10,207	163,210
UMB Financial Corp.	1,756	97,757
Other Securities	96,701	1,889,036
		4,348,987
HEALTH CARE (3.4%)
Other Securities	43,282	401,403
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (11.3%)
Alaska Air Group, Inc.*	1,895	$98,540
American Railcar Inds., Inc	3,955	132,532
AZZ, Inc.	4,512	173,983
Encore Wire Corp.	4,841	165,078
Miller Industries, Inc.	7,581	116,596
Mueller Industries, Inc.	5,050	254,674
Old Dominion Freight Line, Inc.*	5,800	241,396
Other Securities	13,432	173,579
		1,356,378
INFORMATION TECHNOLOGY (11.6%)
Richardson Electronics Ltd.	13,791	161,906
Semtech Corp.*	2,936	102,848
Sourcefire, Inc.*	2,341	130,043
Other Securities	62,915	995,872
		1,390,669
MATERIALS (9.9%)
Boise, Inc.	24,562	209,759
Crown Hldgs., Inc.*	4,816	198,082
Kaiser Aluminum Corp.	3,260	201,924
Schnitzer Steel Industries, Inc. Cl A	3,983	93,123
Silgan Hldgs., Inc.	4,481	210,428
Other Securities	27,219	276,856
		1,190,172
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	4,056	70,615
UTILITIES (6.4%)
Avista Corp.	4,729	127,778
Black Hills Corp.	2,543	123,971
Idacorp, Inc.	2,448	116,916
PNM Resources, Inc.	5,958	132,208
UNS Energy Corp.	2,671	119,474
Other Securities	4,013	140,581
		760,928
TOTAL COMMON STOCKS (Cost: $10,010,253) 96.6%		11,563,518
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	20,956
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		$20,956
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.3%)
Toyota Motor Credit Corp.	A-1+	0.10%	08/05/13	$400,000	$399,959
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,959) 3.3%					399,959
TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 0.8%					100,000
TOTAL INVESTMENTS (Cost: $10,519,032) 100.9%					12,084,433
OTHER NET ASSETS -0.9%					(108,919)
NET ASSETS 100.0%					$11,975,514

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.9%)
Aeropostale, Inc.*	4,787	$66,061
AFC Enterprises, Inc.*	4,978	178,909
American Axle & Mfg. Hldgs., Inc.*	5,144	95,833
Bally Technologies, Inc.*	1,173	66,181
Cinemark Hldgs., Inc.	2,708	75,607
Deckers Outdoor Corp.*	1,322	66,774
Monro Muffler Brake, Inc.	1,572	75,535
Red Robin Gourmet Burgers, Inc.*	2,705	149,262
Rent-A-Center, Inc.	2,211	83,023
Shutterfly, Inc.*	2,609	145,556
Wolverine World Wide, Inc.	1,781	97,260
Other Securities	9,917	375,667
		1,475,668
CONSUMER STAPLES (4.6%)
Susser Hldgs. Corp.*	1,917	91,786
Other Securities	9,212	308,386
		400,172
ENERGY (4.1%)
Oasis Petroleum, Inc.*	2,598	100,984
PBF Energy, Inc.	2,968	76,871
Targa Resources Corp.	1,127	72,500
Other Securities	4,858	109,511
		359,866
FINANCIALS (8.1%)
Colonial Properties Trust	2,819	67,994
Sabra Health Care REIT, Inc.	3,128	81,672
Other Securities	17,945	554,254
		703,920
HEALTH CARE (19.5%)
Abiomed, Inc.*	3,892	83,912
Alnylam Pharmaceuticals, Inc.*	2,446	75,850
BioScrip, Inc.*	6,574	108,471
Cubist Pharmaceuticals, Inc.*	1,419	68,538
DexCom, Inc.*	3,385	75,993
Insulet Corp.*	2,267	71,206
MWI Veterinary Supply, Inc.*	609	75,053
Neogen Corp.*	1,261	70,061
PAREXEL International Corp.*	2,071	95,142
Questcor Pharmaceuticals, Inc.	1,810	82,283
Salix Pharmaceuticals Ltd.*	1,093	72,302
Other Securities	51,501	825,150
		1,703,961
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (16.6%)
Allegiant Travel Co.	672	$71,225
Astronics Corp.*	3,556	145,334
AZZ, Inc.	3,258	125,628
Beacon Roofing Supply, Inc.*	1,928	73,033
CIRCOR International, Inc.	1,531	77,867
Corporate Executive Board Co.	1,486	93,945
EnPro Industries, Inc.*	1,800	91,368
Healthcare Svcs. Group, Inc.	3,770	92,440
Old Dominion Freight Line, Inc.*	2,897	120,573
On Assignment, Inc.*	4,074	108,857
Raven Industries, Inc.	3,583	107,418
Teledyne Technologies, Inc.*	1,023	79,129
The Advisory Board Co.*	1,639	89,571
Other Securities	11,958	168,294
		1,444,682
INFORMATION TECHNOLOGY (23.9%)
Anixter International, Inc.*	880	66,713
ARRIS Group, Inc.*	5,702	81,824
Cavium, Inc.*	1,886	66,708
CommVault Systems, Inc.*	1,929	146,392
comScore, Inc.*	2,873	70,072
Imperva, Inc.*	1,836	82,693
MAXIMUS, Inc.	1,324	98,612
Rogers Corp.*	1,880	88,962
Sourcefire, Inc.*	1,847	102,601
Other Securities	53,304	1,275,053
		2,079,630
MATERIALS (4.1%)
Other Securities	21,305	356,977
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	5,443	60,435
UTILITIES (0.6%)
Other Securities	1,256	50,114
TOTAL COMMON STOCKS (Cost: $6,972,602) 99.1%		8,635,425
TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 1.1%		100,000
TOTAL INVESTMENTS (Cost: $7,072,602) 100.2%		8,735,425
OTHER NET ASSETS -0.2%		(18,821)
NET ASSETS 100.0%		$8,716,604

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.9%)
U.S. Treasury Note	AA+	1.00 - 3.25%	05/31/16 - 10/31/16	$2,250,000	$2,386,641
U.S. Treasury Strip	AA+	0.00	02/15/17 - 08/15/29	16,500,000	13,234,903
					15,621,544
U.S. GOVERNMENT AGENCIES (27.2%)
MORTGAGE-BACKED OBLIGATIONS (27.2%)
FHARM	AA+	0.71 - 5.77	02/01/36 - 09/01/39	304,207	324,621
FHLMC	AA+	2.50 - 6.00	03/01/21 - 01/01/43	4,218,472	4,392,027
FHLMC Strip	AA+	3.00	01/15/43	492,847	481,271
FNMA	AA+	3.00 - 8.00	09/01/16 - 12/25/49	12,389,669	13,155,916
FNMA Strip	AA+	3.00	08/25/42	434,419	431,840
GNMA (5)	AA+	3.50 - 7.00	10/15/24 - 03/20/42	4,328,315	4,629,877
Other Securities				249,845	282,044
					23,697,596
CORPORATE DEBT (53.9%)
CONSUMER DISCRETIONARY (8.7%)
Darden Restaurants, Inc.	BBB	4.50	10/15/21	400,000	403,330
Kohl's Corp.	BBB+	3.25 - 4.00	11/01/21 - 02/01/23	400,000	388,958
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	403,537
NVR, Inc.	BBB	3.95	09/15/22	400,000	388,894
Omnicom Group, Inc.	BBB+	3.63- 4.45	08/15/20 - 05/01/22	400,000	411,877
Staples, Inc.	BBB	4.38	01/12/23	400,000	387,768
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	405,692
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	381,093
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	404,000
Other Securities				3,905,000	4,019,096
					7,594,245
CONSUMER STAPLES (3.5%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	441,654
Other Securities				2,525,000	2,602,663
					3,044,317
ENERGY (5.0%)
Energen Corp.	BBB	4.63	09/01/21	400,000	393,223
EQT Corp.	BBB	4.88	11/15/21	400,000	411,515
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	412,743
Other Securities				2,950,000	3,124,241
					4,341,722
FINANCIALS (15.1%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	385,525
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	421,889
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	400,000	436,389
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	392,509
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	377,603
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	411,250
ProLogis LP	BBB	6.63	05/15/18	350,000	402,850
Protective Life Corp.	A-	7.38	10/15/19	310,000	375,597
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	435,862
Other Securities				9,115,000	9,474,374
					13,113,848

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited) (Continued)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (4.6%)
Agilent Technologies, Inc.	BBB+	5.00%	07/15/20	$400,000	$430,957
Laboratory Corp. of America	BBB	3.75	08/23/22	400,000	382,096
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	385,736
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	416,280
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	421,956
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	416,329
Other Securities				1,400,000	1,528,903
					3,982,257
INDUSTRIALS (4.8%)
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	402,898
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	375,484
Harsco Corp.	BBB-	5.75	05/15/18	400,000	428,053
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	387,866
URS Corp.†	BBB-	5.00	04/01/22	400,000	412,758
Other Securities				2,050,000	2,130,754
					4,137,813
INFORMATION TECHNOLOGY (3.8%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	400,000	435,310
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	393,567
Avnet, Inc.	BBB-	5.88	03/15/14 - 06/15/20	495,000	524,723
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	416,977
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	381,481
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	406,344
Western Union Co.	BBB+	5.93	10/01/16	400,000	444,541
Other Securities				275,000	292,456
					3,295,399
MATERIALS (4.8%)
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	434,268
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	383,012
Kinross Gold Corp.	NR	3.63 - 5.13	09/01/16 - 09/01/21	400,000	396,046
Methanex Corp.	BBB-	3.25	12/15/19	400,000	387,232
Other Securities				2,650,000	2,609,426
					4,209,984
TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp.	BB+	4.50	01/15/18	400,000	426,603
Other Securities				500,000	547,892
					974,495
UTILITIES (2.5%)
SCANA Corp.	BBB	4.13	02/01/22	400,000	393,652
Other Securities				1,750,000	1,794,034
					2,187,686
TOTAL LONG-TERM DEBT SECURITIES (Cost: $83,855,884) 99.0%					86,200,906
TEMPORARY CASH INVESTMENTS (2) (Cost: $455,700) 0.5%					455,700
TOTAL INVESTMENTS (Cost: $84,311,584) 99.5%					86,656,606
OTHER NET ASSETS 0.5%					482,907
NET ASSETS 100.0%					$87,139,513

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.4%)
U.S. Treasury Bill	A-1+	0.04%	08/08/13	$2,000,000	$1,999,922
U.S. Treasury Bill	A-1+	0.04	08/08/13	1,300,000	1,299,946
					3,299,868
U.S. GOVERNMENT AGENCIES (31.8%)
FHLB	A-1+	0.05	07/12/13	2,100,000	2,099,962
FHLB	A-1+	0.10	07/02/13	100,000	99,999
FHLB	A-1+	0.10	09/06/13	300,000	299,968
FHLB	A-1+	0.10	09/20/13	300,000	299,931
FHLB	A-1+	0.10	09/27/13	3,341,000	3,340,163
FNMA	A-1+	0.04	07/24/13	3,000,000	2,999,917
FNMA	A-1+	0.09	09/03/13	1,000,000	999,842
FNMA	A-1+	0.10	07/10/13	100,000	99,997
FNMA	A-1+	0.10	08/19/13	100,000	99,986
FNMA	A-1+	0.10	09/04/13	1,163,000	1,162,692
Tennessee Valley Authority	A-1+	0.06	08/01/13	1,000,000	999,945
					12,502,402
COMMERCIAL PAPER (58.8%)
Abbott Laboratories†	A-1+	0.10	08/27/13	400,000	399,936
Abbott Laboratories†	A-1+	0.11	08/22/13	700,000	699,884
Air Products & Chemicals†	A-1	0.10	07/08/13	650,000	649,984
Baker Hughes, Inc.†	A-1	0.11	07/23/13	450,000	449,967
Baker Hughes, Inc.†	A-1	0.12	07/03/13	600,000	599,992
Chevron Corp.†	A-1+	0.07	07/22/13	1,000,000	999,955
Chevron Corp.†	A-1+	0.08	08/05/13	400,000	399,967
Coca-Cola Co.†	A-1+	0.12	07/12/13	1,450,000	1,449,937
Danaher Corp.†	A-1	0.10	07/01/13	1,400,000	1,399,992
Emerson Electric Co.†	A-1	0.10	07/15/13	1,400,000	1,399,938
Exxon Mobil Corp.	A-1+	0.07	07/08/13	1,400,000	1,399,976
Google, Inc.†	A-1+	0.10	09/12/13	1,400,000	1,399,714
Honeywell International†	A-1	0.07	07/22/13	400,000	399,982
Illinois Tool Works, Inc.†	A-1	0.08	07/02/13	1,400,000	1,399,991
Merck & Co., Inc.†	A-1+	0.08	07/18/13	1,450,000	1,449,939
National Rural Utilities	A-1	0.10	08/02/13	1,400,000	1,399,868
Nestle Capital Corp.†	A-1+	0.10	07/17/13	1,400,000	1,399,930
New Jersey Natural Gas	A-1	0.09	07/18/13	600,000	599,972
Procter & Gamble Co.†	A-1+	0.11	08/02/13	1,000,000	999,896
Rockwell Collins, Inc.†	A-1	0.09	08/02/13	1,400,000	1,399,881
Toyota Motor Credit Corp.	A-1+	0.14	07/08/13	1,400,000	1,399,951
Unilever Capital Corp.†	A-1	0.09	08/12/13	1,400,000	1,399,846
					23,098,498
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,900,820) 99.0%					38,900,768
TEMPORARY CASH INVESTMENTS (2) (Cost: $403,400) 1.0%					403,400
TOTAL INVESTMENTS (Cost: $39,304,220) 100.0%					39,304,168
OTHER NET ASSETS -0.0% (3)					(64)
NET ASSETS 100.0%					$39,304,104

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2013 (Unaudited)

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation (unaudited).

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$1,815,257	2.1%
MONEY MARKET FUND	$18,298,731	46.6%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2013, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	September 2013	$399,825	$(4,813)	1.9%
EQUITY INDEX FUND	19	E-mini S&P 500 Stock Index	P	September 2013	$1,519,335	$(15,883)	2.1%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	September 2013	$1,273,690	$(11,440)	2.8%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.10%.

(5)  U.S. Government guaranteed security.

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MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $16,800,190 Equity Index Fund — $53,846,278 Mid-Cap Equity Index Fund — $34,499,363 Small Cap Value Fund — $10,519,032 Small Cap Growth Fund — $7,072,602 Bond Fund — $84,311,584 Money Market Fund — $39,304,220)	$21,142,354	$72,974,303	$44,806,113	$12,084,433
Cash	50,860	7	84	39,810
Interest and dividends receivable	23,746	88,318	40,329	12,571
Receivable for securities sold	109,026	9,126	38,634	20,166
TOTAL ASSETS	21,325,986	73,071,754	44,885,160	12,156,980
LIABILITIES:
Payable for securities purchased	185,788	—	157,566	181,186
Payable for daily variation on future contracts	1,825	6,935	3,340	—
Accrued expenses	291	252	154	280
TOTAL LIABILITIES	187,904	7,187	161,060	181,466
NET ASSETS	$21,138,082	$73,064,567	$44,724,100	$11,975,514
SHARES OUTSTANDING (Note 4)	1,847,535	6,445,969	3,418,744	955,953
NET ASSET VALUE PER SHARE	$11.44	$11.33	$13.08	$12.53
COMPONENTS OF NET ASSETS:
Paid-in capital	$16,272,256	$54,581,840	$34,638,292	$9,802,177
Accumulated undistributed net investment income (loss)	102,023	613,002	—	56,079
Accumulated undistributed net realized gain (loss) on investments and futures contracts	426,452	(1,242,417)	(209,502)	551,857
Net unrealized appreciation (depreciation) of investments and futures contracts	4,337,351	19,112,142	10,295,310	1,565,401
NET ASSETS	$21,138,082	$73,064,567	$44,724,100	$11,975,514

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $16,800,190 Equity Index Fund — $53,846,278 Mid-Cap Equity Index Fund — $34,499,363 Small Cap Value Fund — $10,519,032 Small Cap Growth Fund — $7,072,602 Bond Fund — $84,311,584 Money Market Fund — $39,304,220)	$8,735,425	$86,656,606	$39,304,168
Cash	8,438	28	27
Interest and dividends receivable	4,113	645,741	—
Receivable for securities sold	—	567,192	—
TOTAL ASSETS	8,747,976	87,869,567	39,304,195
LIABILITIES:
Payable for securities purchased	31,168	728,979	—
Payable for daily variation on future contracts	—	—	—
Accrued expenses	204	1,075	91
TOTAL LIABILITIES	31,372	730,054	91
NET ASSETS	$8,716,604	$87,139,513	$39,304,104
SHARES OUTSTANDING (Note 4)	685,565	8,580,796	3,734,616
NET ASSET VALUE PER SHARE	$12.71	$10.16	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$6,790,854	$84,317,437	$39,299,457
Accumulated undistributed net investment income (loss)	13,611	170,899	4,705
Accumulated undistributed net realized gain (loss) on investments and futures contracts	249,316	306,155	(6)
Net unrealized appreciation (depreciation) of investments and futures contracts	1,662,823	2,345,022	(52)
NET ASSETS	$8,716,604	$87,139,513	$39,304,104

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$215,652	$731,984	$314,258	$175,914
Interest	314	1,152	884	219
Total investment income	215,966	733,136	315,142	176,133
EXPENSES (Note 2):
Advisory expenses	52,144	43,060	26,484	46,462
Other operating expenses:
Independent directors' fees and expenses	1,051	3,643	2,216	592
Custodian expenses	45,452	21,923	19,501	13,062
Accounting and recordkeeping expenses	16,785	58,166	35,371	9,448
Transfer agent fees	5,764	19,975	12,147	3,244
Registration fees and expenses	5,837	20,227	12,300	3,285
Audit	3,594	12,455	7,574	2,023
Shareholder reports	1,035	3,586	2,181	582
Administrative	1,764	6,111	3,716	993
Legal and Compliance	5,087	17,627	10,719	2,863
Other	2,956	10,243	6,229	1,664
Total operating expenses	89,325	173,956	111,954	37,756
Total expenses before reimbursement	141,469	217,016	138,438	84,218
Fee waiver and expense reimbursement (Note 2)	(89,325)	(173,956)	(111,954)	(37,756)
Net Expenses	52,144	43,060	26,484	46,462
Net Investment Income (Loss) (Note 1)	163,822	690,076	288,658	129,671
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain (loss) on:
Investment securities	602,107	340,770	915,628	715,159
Futures contracts	50,877	292,461	154,622	—
	652,984	633,231	1,070,250	715,159
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,772,932	7,498,896	4,289,990	241,325
Futures contracts	(1,625)	(732)	(5,090)	—
	1,771,307	7,498,164	4,284,900	241,325
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,424,291	8,131,395	5,355,150	956,484
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,588,113	$8,821,471	$5,643,808	$1,086,155
The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$52,087	$—	$—
Interest	80	1,626,235	20,377
Total investment income	52,167	1,626,235	20,377
EXPENSES (Note 2):
Advisory expenses	33,858	196,639	35,892
Other operating expenses:
Independent directors' fees and expenses	429	4,355	1,874
Custodian expenses	12,943	21,173	6,045
Accounting and recordkeeping expenses	6,852	69,527	29,917
Transfer agent fees	2,353	23,877	10,274
Registration fees and expenses	2,383	24,177	10,403
Audit	1,467	14,888	6,406
Shareholder reports	422	4,287	1,845
Administrative	720	7,305	3,143
Legal and Compliance	2,077	21,070	9,066
Other	1,207	12,244	5,268
Total operating expenses	30,853	202,903	84,241
Total expenses before reimbursement	64,711	399,542	120,133
Fee waiver and expense reimbursement (Note 2)	(30,853)	(202,903)	(103,610)
Net Expenses	33,858	196,639	16,523
Net Investment Income (Loss) (Note 1)	18,309	1,429,596	3,854
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain (loss) on:
Investment securities	303,560	133,881	16
Futures contracts	—	—	—
	303,560	133,881	16
Change in net unrealized appreciation (depreciation) of:
Investment securities	907,294	(3,458,355)	(87)
Futures contracts	—	—	—
	907,294	(3,458,355)	(87)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,210,854	(3,324,474)	(71)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,229,163	$(1,894,878)	$3,783

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$163,822	$240,139	$690,076	$1,291,082	$288,658	$586,002	$129,671	$87,136
Net realized gain (loss) on investments and futures contracts	652,984	5,683,989	633,231	373,015	1,070,250	1,347,552	715,159	219,201
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,771,307	(623,704)	7,498,164	7,008,049	4,284,900	3,860,605	241,325	724,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,588,113	5,300,424	8,821,471	8,672,146	5,643,808	5,794,159	1,086,155	1,030,823
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(168,241)	(273,183)	(759,251)	(1,093,064)	(343,882)	(495,734)	(91,205)	(75,263)
From capital gains	—	(1,559,521)	—	—	—	(1,119,386)	—	—
Total distributions	(168,241)	(1,832,704)	(759,251)	(1,093,064)	(343,882)	(1,615,120)	(91,205)	(75,263)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	196,600	883,550	1,527,501	2,640,151	1,140,599	3,224,289	2,550,999	842,623
Dividend reinvestments	167,923	889,751	731,177	1,056,637	336,041	1,576,366	91,205	75,263
Cost of shares redeemed	(1,356,747)	(25,417,594)	(767,000)	(834,654)	(352,828)	(1,830,160)	—	(1,856)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(992,224)	(23,644,293)	1,491,678	2,862,134	1,123,812	2,970,495	2,642,204	916,030
NET INCREASE (DECREASE) IN NET ASSETS	1,427,648	(20,176,573)	9,553,898	10,441,216	6,423,738	7,149,534	3,637,154	1,871,590
NET ASSETS, BEGINNING OF PERIOD	19,710,434	39,887,007	63,510,669	53,069,453	38,300,362	31,150,828	8,338,360	6,466,770
NET ASSETS, END OF PERIOD	$21,138,082	$19,710,434	$73,064,567	$63,510,669	$44,724,100	$38,300,362	$11,975,514	$8,338,360
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$102,023	$90,986	$613,002	$680,249	$—	$40,569	$56,079	$(12,400)
OTHER INFORMATION:
Capital shares outstanding at beginning of period	1,933,207	4,266,031	6,305,293	6,008,232	3,328,971	3,056,001	735,486	648,538
Shares issued	17,905	87,629	141,212	274,779	91,253	295,533	213,098	80,261
Shares issued as reinvestment of dividends	14,742	87,557	64,635	106,860	26,028	139,019	7,369	6,852
Shares redeemed	(118,319)	(2,508,010)	(65,171)	(84,578)	(27,508)	(161,582)	—	(165)
Net increase (decrease)	(85,672)	(2,332,824)	140,676	297,061	89,773	272,970	220,467	86,948
Capital shares outstanding at end of period	1,847,535	1,933,207	6,445,969	6,305,293	3,418,744	3,328,971	955,953	735,486

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$18,309	$(40,607)	$1,429,596	$2,303,429	$3,854	$12,343
Net realized gain (loss) on investments and futures contracts	303,560	387,074	133,881	619,308	16	271
Change in net unrealized appreciation (depreciation) of investments and futures contracts	907,294	(22,437)	(3,458,355)	603,850	(87)	2,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,229,163	324,030	(1,894,878)	3,526,587	3,783	15,461
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	—	(1,406,127)	(2,194,798)	—	(13,016)
From capital gains	—	(289,351)	—	(232,972)	—	(3)
Total distributions	—	(289,351)	(1,406,127)	(2,427,770)	—	(13,019)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	411,500	852,112	3,863,225	9,379,957	16,361,073	12,169,000
Dividend reinvestments	—	289,351	1,377,090	2,382,469	—	13,007
Cost of shares redeemed	(16,001)	(1,707)	(2,464,657)	(1,686,459)	(10,505,988)	(13,838,103)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	395,499	1,139,756	2,775,658	10,075,967	5,855,085	(1,656,096)
NET INCREASE (DECREASE) IN NET ASSETS	1,624,662	1,174,435	(525,347)	11,174,784	5,858,868	(1,653,654)
NET ASSETS, BEGINNING OF PERIOD	7,091,942	5,917,507	87,664,860	76,490,076	33,445,236	35,098,890
NET ASSETS, END OF PERIOD	$8,716,604	$7,091,942	$87,139,513	$87,664,860	$39,304,104	$33,445,236
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$13,611	$(4,698)	$170,899	$147,430	$4,705	$851
OTHER INFORMATION:
Capital shares outstanding at beginning of period	651,148	547,046	8,310,883	7,353,348	3,178,239	3,335,533
Shares issued	35,671	77,261	365,956	890,719	1,554,672	1,156,216
Shares issued as reinvestment of dividends	—	26,993	136,146	226,178	—	1,236
Shares redeemed	(1,254)	(152)	(232,189)	(159,362)	(998,295)	(1,314,746)
Net increase (decrease)	34,417	104,102	269,913	957,535	556,377	(157,294)
Capital shares outstanding at end of period	685,565	651,148	8,580,796	8,310,883	3,734,616	3,178,239

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2013 and the five years ended December 31, 2012 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2013		Years Ended December 31,					Six Months Ended June 30, 2013		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2012	2011	2010	2009	2008	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.20		$9.35	$9.43	$8.16	$6.62	$10.39	$10.07		$8.83	$8.82	$7.84	$6.35	$10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.09		0.14	0.06	0.09	0.11	0.15	0.11		0.20	0.16	0.16	0.13	0.18
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.24		1.19	(0.09)	1.30	1.56	(3.84)	1.27		1.22	0.00	0.97	1.51	(3.94)
Total From Investment Operations	1.33		1.33	(0.03)	1.39	1.67	(3.69)	1.38		1.42	0.16	1.13	1.64	(3.76)
Less Distributions: Dividends (From Net Investment Income)	(0.09)		(0.12)	(0.05)	(0.12)	(0.13)	(0.07)	(0.12)		(0.18)	(0.15)	(0.15)	(0.15)	(0.09)
Distributions (From Capital Gains)	—		(0.36)	—	—	—	(0.01)	—		—	—	—	—	—
Total Distributions	(0.09)		(0.48)	(0.05)	(0.12)	(0.13)	(0.08)	(0.12)		(0.18)	(0.15)	(0.15)	(0.15)	(0.09)
Net Asset Value, End of Period	$11.44		$10.20	$9.35	$9.43	$8.16	$6.62	$11.33		$10.07	$8.83	$8.82	$7.84	$6.35
Total Return (%)(a)	13.12	(h)	14.26	(0.28)	17.28	25.45	(35.72)	13.72	(h)	16.07	1.98	14.83	26.15	(37.05)
Net Assets End of Period (in millions)	21.1		19.7	39.9	39.9	45.5	36.5	73.1		63.5	53.1	50.2	47.2	36.0
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.57	(i)	0.96	0.62	0.82	1.58	1.73	1.99	(i)	2.15	1.90	1.85	2.11	2.17
Ratio of Expenses to Average Net Assets (%)	1.36	(i)	1.10	1.19	1.09	0.89	0.86	0.63	(i)	0.64	0.79	0.84	0.52	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(i)	1.10	1.19	0.93	0.50	0.50	0.12	(i)	0.12	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	10.84	(h)	19.04	24.85	24.65	25.48	28.08	1.95	(h)	5.91	2.95	11.89	4.31	4.62

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Includes $0.01 of tax-basis return of capital distributions.

(d)  Represents tax-basis return of capital distributions.

(e)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)  Includes less than $0.005 of tax-basis return of capital distributions.

(g)  Amount is less than $0.005 per share.

(h)  Not annualized.

(i)  Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2013		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.51		$10.19	$11.04	$9.72	$7.19	$11.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.08		0.18	0.14	0.12	0.12	0.16
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.59		1.64	(0.36)	2.38	2.53	(4.38)
Total From Investment Operations	1.67		1.82	(0.22)	2.50	2.65	(4.22)
Less Distributions: Dividends (From Net Investment Income)	(0.10)		(0.15)	(0.14)	(0.11)	(0.12)	(0.09	)(c)
Distributions (From Capital Gains)	—		(0.35)	(0.49)	(1.07)	—	(0.33)
Total Distributions	(0.10)		(0.50)	(0.63)	(1.18)	(0.12)	(0.42)
Net Asset Value, End of Period	$13.08		$11.51	$10.19	$11.04	$9.72	$7.19
Total Return (%)(a)	14.60	(h)	17.89	(1.93)	26.29	37.01	(36.19)
Net Assets End of Period (in millions)	44.7		38.3	31.2	33.3	44.3	32.2
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.36	(i)	1.61	1.24	1.22	1.54	1.56
Ratio of Expenses to Average Net Assets (%)	0.65	(i)	0.70	0.82	0.85	0.52	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	(i)	0.12	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	6.65	(h)	17.38	18.25	61.15	15.16	17.47

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund									Small Cap Growth Fund
	Six Months Ended June 30,		Years Ended December 31,							Six Months Ended June 30,		Years Ended December 31,
Selected Per Share	2013									2013
and Supplementary Data:	(Unaudited)		2012	2011	2010	2009		2008		(Unaudited)		2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$11.34		$9.97	$10.27	$8.21	$6.41		$8.92		$10.89		$10.82	$11.11	$8.45	$6.62		$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14		0.09	0.03	0.05	0.09		0.10		0.03		(0.01)	(0.11)	(0.05)	(0.01)		—	(g)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.15		1.38	(0.30)	2.06	1.80		(2.52)		1.79		0.54	(0.17)	2.71	1.85		(3.34)
Total From Investment Operations	1.29		1.47	(0.27)	2.11	1.89		(2.42)		1.82		0.53	(0.28)	2.66	1.84		(3.34)
Less Distributions:
Dividends (From Net Investment Income)	(0.10)		(0.10)	(0.03)	(0.05)	(0.09	)(f)	(0.09	)(c)	—		—	(0.01)	—	(0.01	)(d)	(0.01	)(d)
Distributions (From Capital Gains)	—		—	—	—	—		—		—		(0.46)	—	—	—		—
Total Distributions	(0.10)		(0.10)	(0.03)	(0.05)	(0.09)		(0.09)		—		(0.46)	(0.01)	—	(0.01)		(0.01)
Net Asset Value, End of Period	$12.53		$11.34	$9.97	$10.27	$8.21		$6.41		$12.71		$10.89	$10.82	$11.11	$8.45		$6.62
Total Return (%)(a)	11.36	(h)	14.79	(2.69)	25.89	29.52		(27.13)		16.74	(h)	5.04	(2.52)	31.44	27.88		(33.52)
Net Assets End of Period (in millions)	12.0		8.3	6.5	6.3	4.3		3.1		8.7		7.1	5.9	5.7	3.7		2.6
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	2.37	(i)	1.16	0.30	0.59	1.34		1.27		0.46	(i)	(0.61)	(0.93)	(0.60)	(0.18)		0.03
Ratio of Expenses to Average Net Assets (%)	1.54	(i)	1.43	1.54	1.38	1.24		1.21		1.61	(i)	1.44	1.54	1.38	1.24		1.21
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(i)	1.43	1.54	1.25	0.85		0.85		0.84	(i)	1.44	1.54	1.25	0.85		0.85
Portfolio Turnover Rate (%)(b)	35.63	(h)	23.22	28.69	41.55	37.74		58.20		31.65	(h)	62.54	59.77	55.98	93.65		93.02

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Includes $0.01 of tax-basis return of capital distributions.

(d)  Represents tax-basis return of capital distributions.

(e)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)  Includes less than $0.005 of tax-basis return of capital distributions.

(g)  Amount is less than $0.005 per share.

(h)  Not annualized.

(i)  Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund							Money Market Fund
	Six Months Ended June 30,		Years Ended December 31,					Six Months Ended June 30,		Years Ended December 31,
Selected Per Share	2013							2013
and Supplementary Data:	(Unaudited)		2012	2011	2010	2009	2008	(Unaudited)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$10.55		$10.40	$10.02	$9.75	$9.29	$9.46	$10.52		$10.52		$10.52		$10.52		$10.53	$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.17		0.28	0.28	0.32	0.41	0.46	—	(g)	—	(g)	—	(g)	—	(g)	0.01	0.25
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.39)		0.17	0.38	0.27	0.46	(0.17)	—	(g)	—	(g)	—	(g)	—	(g)	(0.01)	— (g)
Total From Investment Operations	(0.22)		0.45	0.66	0.59	0.87	0.29	—		—		—		—		—	0.25
Less Distributions:
Dividends (From Net Investment Income)	(0.17)		(0.27)	(0.28)	(0.32)	(0.41)	(0.46)	—	(g)	—	(g)	—	(g)	—	(g)	(0.01)	(0.26)
Distributions (From Capital Gains)	—		(0.03)	—	—	—	—	—	(g)	—	(g)	—	(g)	—		— (g)	(0.01)
Total Distributions	(0.17)		(0.30)	(0.28)	(0.32)	(0.41)	(0.46)	—		—		—		—		(0.01)	(0.27)
Net Asset Value, End of Period	$10.16		$10.55	$10.40	$10.02	$9.75	$9.29	$10.52		$10.52		$10.52		$10.52		$10.52	$10.53
Total Return (%)(a)	(2.14	)(h)	4.30	6.67	6.06	9.46	3.25	0.01	(h)	0.04		0.02		0.01		0.07	2.46
Net Assets End of Period (in millions)	87.1		87.7	76.5	69.1	60.7	51.4	39.3		33.4		35.1		45.0		54.4	84.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	3.27	(i)	2.73	2.81	3.21	4.35	4.86	0.02	(i)	0.03		0.03		0.01		0.10	2.35
Ratio of Expenses to Average Net Assets (%)	0.91	(i)	1.03	1.13	1.00	0.84	0.81	0.67	(i)	0.73		0.84		0.84		0.57	0.56
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	(i)	1.03	1.13	0.87	0.45	0.45	0.09	(e)(i)	0.09	(e)	0.11	(e)	0.16	(e)	0.18 (e)	0.20
Portfolio Turnover Rate (%)(b)	11.17	(h)	20.39	20.77	21.48	27.04	8.03	NA		NA		NA		NA		NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At June 30, 2013, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2013. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of June 30, 2013, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$11,890,027	—	—	$11,890,027
Common Stock-Active	$8,648,685	—	—	$8,648,685
Convertible Preferred Stock-Active	$23,546	—	—	$23,546
Short-Term Debt Securities-Indexed	—	$199,996	—	$199,996
Temporary Cash Investments	—	$380,100	—	$380,100
	$20,562,258	$580,096	—	$21,142,354

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Common Stock	$71,471,728	—	—	$71,471,728
Short-Term Debt Securities	—	$999,975	—	$999,975
Temporary Cash Investments	—	$502,600	—	$502,600
	$71,471,728	$1,502,575	—	$72,974,303
Mid-Cap Equity Index Fund
Common Stock	$43,388,148	—	—	$43,388,148
Short-Term Debt Securities	—	$1,199,965	—	$1,199,965
Temporary Cash Investments	—	$218,000	—	$218,000
	$43,388,148	$1,417,965	—	$44,806,113
Small Cap Value Fund
Common Stock	$11,563,518	—	—	$11,563,518
Convertible Preferred Stock	$20,956	—	—	$20,956
Short-Term Debt Securities	—	$399,959	—	$399,959
Temporary Cash Investments	—	$100,000	—	$100,000
	$11,584,474	$499,959	—	$12,084,433
Small Cap Growth Fund
Common Stock	$8,635,425	—	—	$8,635,425
Temporary Cash Investments	—	$100,000	—	$100,000
	$8,635,425	$100,000	—	$8,735,425
Bond Fund
U.S. Government Debt	—	$15,621,544	—	$15,621,544
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,697,596	—	$23,697,596
Corporate Debt	—	$46,881,766	—	$46,881,766
Temporary Cash Investments	—	$455,700	—	$455,700
	—	$86,656,606	—	$86,656,606
Money Market Fund
U.S. Government Debt	—	$3,299,868	—	$3,299,868
U.S. Government Agency Short-Term Debt	—	$12,502,402	—	$12,502,402
Commercial Paper	—	$23,098,498	—	$23,098,498
Temporary Cash Investments	—	$403,400	—	$403,400
	—	$39,304,168	—	$39,304,168
Other Financial Instruments:*
All America Fund	$(4,813)	—	—	$(4,813)
Equity Index Fund	$(15,883)	—	—	$(15,883)
Mid-Cap Equity Index Fund	$(11,440)	—	—	$(11,440)

*  Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six months ended June 30, 2013, there were no transfers of securities between Level 1 and Level 2.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Footnotes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six monthsr ended June 30, 2013, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $5,594,493, $6,618,161 and $1,176,745, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2013, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2013, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2013	$0	$0	$0	$0
2014	0	0	0	0
2015	0	0	0	0
2016	0	355,164	0	0
2017	0	113,774	0	0
2018	0	0	0	0
No Expiration**	0	0	0	0
Total	$0	$468,938	$0	$0

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2013	$0	$0	$0
2014	0	0	0
2015	0	0	0
2016	0	0	0
2017	0	0	0
2018	0	0	0
No Expiration**	0	0	2
Total	$0	$0	$2

**  Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carryforward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Funds' other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11 regarding "Disclosures about Offsetting Assets and Liabilities." The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2013, the Adviser's fee for the Money Market Fund ranged from .00% to .20%.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2014 and continues into successive 12 month periods ending on April 30th unless the Adviser gives 45 days advance notice before the next May 1st to terminate the agreement. In that case, the agreement will terminate on the next May 1st. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2013, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the funds and to calculate the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2013 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$2,211,421	$3,662,396	$3,899,869	$6,720,714
Proceeds from sales of investments	$3,033,046	$1,322,359	$2,752,889	$3,770,547

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,167,374	$9,997,432	$268,510,217
Proceeds from sales of investments	$2,533,093	$2,675,000	$262,671,168

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$2,914,995	$—
Proceeds from sales of investments	$—	$7,092,602	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $268,510,217; net proceeds from sales were $262,671,168.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2013 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$4,727,705	$21,205,533	$11,464,745	$1,949,450
Unrealized Depreciation	(952,369)	(2,901,527)	(2,503,313)	(428,311)
Net	$3,775,336	$18,304,006	$8,961,432	$1,521,139
Tax Cost of Investments	$17,367,018	$54,670,297	$35,844,681	$10,563,294

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,846,214	$3,660,726	$40
Unrealized Depreciation	(194,148)	(1,315,705)	(92)
Net	$1,652,066	$2,345,021	$(52)
Tax Cost of Investments	$7,083,359	$84,311,585	$39,304,220

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, post-October losses and futures contracts.

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2013, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2013, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	22%
Small Cap Growth	31%
Bond Fund	9%
Money Market Fund	20%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2013 were as follows:

All America Fund: three shareholders owning 61%, 15% and 5%, respectively.

Equity Index Fund: two shareholders owning 65% and 11%, respectively.

Mid-Cap Equity Index Fund: three shareholders owning 53%, 19% and 13%, respectively.

Small Cap Value Fund: two shareholders owning 45% and 18%, respectively.

Small Cap Growth Fund: two shareholders owning 53% and 5%, respectively.

Bond Fund: two shareholders owning 69% and 7%, respectively.

Money Market Fund: four shareholders owning 14%, 8%, 5% and 5%, respectively.

6.  DIVIDENDS

On June 26, 2013, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds.

On March 27, 2012, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the All America Fund. On June 29, 2012, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2011 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 13, 2012. No such distributions were required for the Small Cap Value or Small Cap Growth Funds. On December 27, 2012, dividend distributions from net investment

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Equity Index and All America Funds.

Pursuant to shareholders' instructions, substantially all 2013 and 2012 dividend distributions (other than the special dividend) were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2013 and 2012 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2013	$168,241	$759,251	$343,882	$91,205
2012	$273,183	$1,093,064	$609,768	$75,263
Long-term capital gains
2013	$0	$0	$0	$0
2012	$1,559,521	$0	$1,005,352	$0
Return of capital
2013	$0	$0	$0	$0
2012	$0	$0	$0	$0
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2013	$0	$1,406,127	$0
2012	$0	$2,194,798	$13,018
Long-term capital gains
2013	$0	$0	$0
2012	$289,351	$232,972	$0
Return of capital
2013	$0	$0	$0
2012	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2013, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$105,484	$647,659	$209,188	$68,479
Accumulated undistributed realized gain (loss) on investments and futures contracts	$985,006	$(468,938)	$915,188	$583,719
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,775,336	$18,304,006	$8,961,432	$1,521,139

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$26,169	$172,123	$4,701
Accumulated undistributed realized gain (loss) on investments and futures contracts	$247,515	$304,932	$(2)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,652,066	$2,345,021	$(52)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for partnerships, REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2013, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$15,456	$1,928	$14,655	$30,013
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(15,456)	$(1,928)	$(14,655)	$(30,885)
Paid in capital	$0	$0	$0	$872

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(7,224)	$0	$0
Paid in capital	$7,224	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2013. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 28, 2013, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2012, the Adviser had approximately $12 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2012, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.               CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.               AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.               PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.               AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Abercrombie & Fitch Co. Cl A	66	2,987
Amazon.com, Inc.*	303	84,140
AutoNation, Inc.*	33	1,432
AutoZone, Inc.*	31	13,134
Bed Bath & Beyond, Inc.*	181	12,833
Best Buy Co., Inc.	222	6,067
BorgWarner, Inc.*	96	8,270
Cablevision Systems Corp. Cl A	178	2,994
CarMax, Inc.*	190	8,770
Carnival Corp.	368	12,619
CBS Corp. Cl B	474	23,164
Chipotle Mexican Grill, Inc.*	27	9,837
Coach, Inc.	236	13,473
Comcast Corp. Cl A	2,150	90,042
D.R. Horton, Inc.	246	5,235
Darden Restaurants, Inc.	111	5,603
Delphi Automotive PLC	244	12,368
DIRECTV*	456	28,099
Discovery Communications, Inc. Cl A*	203	15,674
Disney (Walt) Co.	1,484	93,715
Dollar General Corp.*	250	12,608
Dollar Tree, Inc.*	185	9,405
Expedia, Inc.	79	4,752
Family Dollar Stores, Inc.	79	4,922
Ford Motor Co.	3,273	50,633
Fossil Group, Inc.*	45	4,649
GameStop Corp. Cl A	100	4,203
Gannett Co., Inc.	189	4,623
Gap, Inc.	240	10,015
Garmin Ltd.	91	3,291
General Motors Co.*	646	21,518
Genuine Parts Co.	129	10,071
Goodyear Tire & Rubber Co.*	206	3,150
H&R Block, Inc.	225	6,244
Harley-Davidson, Inc.	191	10,471
Harman Int’l. Industries, Inc.	57	3,089
Hasbro, Inc.	96	4,304
Home Depot, Inc.	1,222	94,668
International Game Technology	218	3,643
Interpublic Group of Cos., Inc.	355	5,165
Johnson Controls, Inc.	568	20,329
Kohl’s Corp.	170	8,587
L Brands, Inc.	199	9,801
Leggett & Platt, Inc.	120	3,731
Lennar Corp. Cl A	143	5,154
Lowe’s Cos., Inc.	902	36,892
Macy’s, Inc.	320	15,360
Marriott International, Inc. Cl A	201	8,114
Mattel, Inc.	286	12,959
McDonald’s Corp.	828	81,972
Netflix, Inc.*	48	10,132
Newell Rubbermaid, Inc.	242	6,353
News Corp. Cl A*	1,651	53,823
NIKE, Inc. Cl B	603	38,399
Nordstrom, Inc.	124	7,433
O’Reilly Automotive, Inc.*	92	10,361

Omnicom Group, Inc.	215	13,517
Penney (J.C.) Co., Inc.*	121	2,067
PetSmart, Inc.	86	5,761
Priceline.com, Inc.*	43	35,567
Pulte Homes, Inc.*	292	5,539
PVH Corp.	68	8,503
Ralph Lauren Corp.	51	8,861
Ross Stores, Inc.	183	11,860
Scripps Networks Interactive, Inc. Cl A	71	4,740
Staples, Inc.	551	8,739
Starbucks Corp.	623	40,800
Starwood Hotels & Resorts	164	10,363
Target Corp.	534	36,771
Tiffany & Co.	100	7,284
Time Warner Cable, Inc.	240	26,995
Time Warner, Inc.	775	44,811
TJX Cos., Inc.	596	29,836
TripAdvisor, Inc.*	92	5,600
Urban Outfitters, Inc.*	92	3,700
V.F. Corp.	73	14,093
Viacom, Inc. Cl B	369	25,110
Washington Post Co. Cl B	4	1,935
Whirlpool Corp.	68	7,776
Wyndham Worldwide Corp.	115	6,581
Wynn Resorts Ltd.	67	8,576
Yum! Brands, Inc.	373	25,864
		1,452,529
CONSUMER STAPLES (5.9%)
Altria Group, Inc.	1,645	57,559
Archer-Daniels-Midland Co.	538	18,244
Avon Products, Inc.	364	7,655
Beam, Inc.	133	8,394
Brown-Forman Corp. Cl B	124	8,376
Campbell Soup Co.	148	6,629
Clorox Co.	109	9,062
Coca-Cola Co.	3,144	126,106
Coca-Cola Enterprises, Inc.	216	7,595
Colgate-Palmolive Co.	720	41,249
ConAgra Foods, Inc.	343	11,981
Constellation Brands, Inc. Cl A*	127	6,619
Costco Wholesale Corp.	358	39,584
CVS Caremark Corp.	1,006	57,523
Dr. Pepper Snapple Group, Inc.	169	7,762
Estee Lauder Cos., Inc. Cl A	199	13,088
General Mills, Inc.	531	25,769
Hershey Co.	124	11,071
Hormel Foods Corp.	112	4,321
J.M. Smucker Co.	89	9,180
Kellogg Co.	209	13,424
Kimberly-Clark Corp.	317	30,793
Kraft Foods Group, Inc.	489	27,320
Kroger Co.	427	14,749
Lorillard, Inc.	307	13,410
McCormick & Co., Inc.	109	7,669
Mead Johnson Nutrition Co.	168	13,311
Molson Coors Brewing Co. Cl B	131	6,270
Mondelez International, Inc. Cl A	1,464	41,768
Monster Beverage Corp.*	120	7,292
PepsiCo, Inc.	1,271	103,955
Philip Morris Int’l., Inc.	1,346	116,591
Proctor & Gamble Co.	2,238	172,304

Reynolds American, Inc.	261	12,625
Safeway, Inc.	204	4,827
Sysco Corp.	488	16,670
Tyson Foods, Inc. Cl A	236	6,060
Wal-Mart Stores, Inc.	1,352	100,710
Walgreen Co.	710	31,382
Whole Foods Market, Inc.	287	14,775
		1,233,672
ENERGY (5.9%)
Anadarko Petroleum Corp.	416	35,747
Apache Corp.	325	27,245
Baker Hughes, Inc.	370	17,068
Cabot Oil & Gas Corp.	178	12,642
Cameron International Corp.*	209	12,782
Chesapeake Energy Corp.	433	8,825
Chevron Corp.	1,608	190,291
ConocoPhillips	1,021	61,771
CONSOL Energy, Inc.	190	5,149
Denbury Resources, Inc.*	313	5,421
Devon Energy Corp.	312	16,187
Diamond Offshore Drilling, Inc.	58	3,990
Ensco PLC Cl A	194	11,275
EOG Resources, Inc.	227	29,891
EQT Corp.	125	9,921
Exxon Mobil Corp.	3,676	332,125
FMC Technologies, Inc.*	198	11,025
Halliburton Co.	778	32,458
Helmerich & Payne, Inc.	89	5,558
Hess Corp.	252	16,755
Kinder Morgan, Inc.	524	19,991
Marathon Oil Corp.	590	20,402
Marathon Petroleum Corp.	276	19,613
Murphy Oil Corp.	151	9,194
Nabors Industries Ltd.	246	3,766
National Oilwell Varco, Inc.	357	24,597
Newfield Exploration Co.*	112	2,676
Noble Drilling Corp.	212	7,967
Noble Energy, Inc.	298	17,892
Occidental Petroleum Corp.	667	59,516
Peabody Energy Corp.	225	3,294
Phillips 66	526	30,987
Pioneer Natural Resources Co.	115	16,646
QEP Resources, Inc.	149	4,139
Range Resources Corp.	136	10,516
Rowan Companies PLC Cl A*	104	3,543
Schlumberger Ltd.	1,103	79,041
Southwestern Energy Co.*	292	10,667
Spectra Energy Corp.	555	19,125
Tesoro Corp.	116	6,069
Valero Energy Corp.	462	16,064
Williams Cos., Inc.	563	18,281
WPX Energy, Inc.*	164	3,106
		1,253,218
FINANCIALS (9.5%)
ACE Ltd.	282	25,233
Aflac, Inc.	387	22,492
Allstate Corp.	386	18,574
American Express Co.	794	59,359
American Int’l. Group, Inc.*	1,237	55,294
American Tower Corp.	323	23,634
Ameriprise Financial, Inc.	168	13,588

Aon PLC	255	16,409
Apartment Investment & Management Co. Cl A	120	3,605
Assurant, Inc.	64	3,258
AvalonBay Communities, Inc.	99	13,356
Bank of America Corp.	9,193	118,222
Bank of New York Mellon Corp.	986	27,657
BB&T Corp.	576	19,515
Berkshire Hathaway, Inc. Cl B*	1,504	168,328
BlackRock, Inc.	107	27,483
Boston Properties, Inc.	126	13,289
Capital One Financial Corp.	489	30,714
CBRE Group, Inc.*	254	5,933
Charles Schwab Corp.	911	19,341
Chubb Corp.	216	18,284
Cincinnati Financial Corp.	122	5,600
Citigroup, Inc.	2,618	125,585
CME Group, Inc.	259	19,679
Comerica, Inc.	154	6,134
Discover Financial Svcs.	412	19,628
E*Trade Financial Corp.*	238	3,013
Equity Residential	258	14,979
Fifth Third Bancorp	734	13,249
Franklin Resources, Inc.	115	15,642
Genworth Financial, Inc. Cl A*	416	4,747
Goldman Sachs Group, Inc.	363	54,904
Hartford Financial Svcs. Group, Inc.	379	11,719
HCP, Inc.	375	17,040
Health Care REIT, Inc.	234	15,685
Host Hotels & Resorts, Inc.	615	10,375
Hudson City Bancorp, Inc.	391	3,582
Huntington Bancshares, Inc.	693	5,461
IntercontinentalExchange, Inc.*	61	10,843
Invesco Ltd.	367	11,671
JPMorgan Chase & Co.	3,161	166,869
KeyCorp	762	8,412
Kimco Realty Corp.	338	7,243
Legg Mason, Inc.	93	2,884
Leucadia National Corp.	244	6,398
Lincoln National Corp.	223	8,133
Loews Corp.	256	11,366
M&T Bank Corp.	101	11,287
Marsh & McLennan Cos., Inc.	451	18,004
McGraw-Hill Financial Inc.	231	12,287
MetLife, Inc.	905	41,413
Moody’s Corp.	162	9,871
Morgan Stanley	1,166	28,485
Nasdaq OMX Group, Inc.	98	3,213
Northern Trust Corp.	181	10,480
NYSE Euronext	202	8,363
People’s United Financial, Inc.	277	4,127
Plum Creek Timber Co., Inc.	134	6,254
PNC Financial Svcs. Grp., Inc.	436	31,793
Principal Financial Grp., Inc.	232	8,688
Progressive Corp.	461	11,719
ProLogis, Inc.	415	15,654
Prudential Financial, Inc.	388	28,336
Public Storage	118	18,093
Regions Financial Corp.	1,171	11,160
Simon Property Group, Inc.	256	40,428
SLM Corp.	373	8,527
State Street Corp.	386	25,171

SunTrust Banks, Inc.	444	14,017
T. Rowe Price Group, Inc.	217	15,874
The Macerich Co.	115	7,012
Torchmark Corp.	77	5,016
Travelers Cos., Inc.	314	25,095
U.S. Bancorp	1,522	55,020
Unum Group	217	6,373
Ventas, Inc.	242	16,809
Vornado Realty Trust	140	11,599
Wells Fargo & Co.	4,026	166,153
Weyerhaeuser Co.	454	12,934
XL Group PLC	243	7,368
Zions Bancorporation	152	4,390
		1,985,422
HEALTH CARE (7.1%)
Abbott Laboratories	1,277	44,542
AbbVie, Inc.	1,303	53,866
Actavis, Inc.*	106	13,379
Aetna, Inc.	310	19,697
Agilent Technologies, Inc.	284	12,144
Alexion Pharmaceuticals, Inc.*	162	14,943
Allergan, Inc.	253	21,313
AmerisourceBergen Corp.	191	10,664
Amgen, Inc.	615	60,676
Bard (C.R.), Inc.	62	6,738
Baxter International, Inc.	441	30,548
Becton, Dickinson & Co.	161	15,912
Biogen Idec, Inc.*	199	42,825
Boston Scientific Corp.*	1,123	10,410
Bristol-Myers Squibb Co.	1,341	59,929
Cardinal Health, Inc.	280	13,216
CareFusion Corp.*	179	6,596
Celgene Corp.*	347	40,568
Cerner Corp.*	121	11,627
CIGNA Corp.	233	16,890
Covidien PLC	388	24,382
DaVita HealthCare Partners, Inc.*	70	8,456
DENTSPLY International, Inc.	119	4,874
Edwards Lifesciences Corp.*	94	6,317
Express Scripts Hldg. Co.*	673	41,517
Forest Laboratories, Inc.*	192	7,872
Gilead Sciences, Inc.*	1,273	65,190
Hospira, Inc.*	136	5,210
Humana, Inc.	130	10,969
Intuitive Surgical, Inc.*	34	17,224
Johnson & Johnson	2,321	199,281
Laboratory Corp. of America Hldgs.*	77	7,708
Life Technologies Corp.*	144	10,657
Lilly (Eli) & Co.	814	39,984
McKesson Corp.	188	21,526
Medtronic, Inc.	826	42,514
Merck & Co., Inc.	2,476	115,010
Mylan, Inc.*	319	9,899
Patterson Cos., Inc.	70	2,632
PerkinElmer, Inc.	93	3,023
Perrigo Co.	76	8,599
Pfizer, Inc.	5,464	153,047
Quest Diagnostics, Inc.	130	7,882
Regeneron Pharmaceuticals, Inc.*	65	14,617
St. Jude Medical, Inc.	233	10,632
Stryker Corp.	237	15,329

Tenet Healthcare Corp.*	87	4,011
Thermo Fisher Scientific, Inc.	295	24,966
UnitedHealth Group, Inc.	837	54,807
Varian Medical Systems, Inc.*	89	6,003
Waters Corp.*	71	7,104
WellPoint, Inc.	247	20,214
Zimmer Hldgs., Inc.	139	10,417
Zoetis, Inc.	402	12,418
		1,500,774
INDUSTRIALS (5.7%)
3M Co.	525	57,409
Avery Dennison Corp.	83	3,549
Boeing Co.	572	58,596
Caterpillar, Inc.	549	45,287
Cintas Corp.	87	3,962
CSX Corp.	868	20,129
Cummins, Inc.	147	15,944
Danaher Corp.	485	30,701
Deere & Co.	324	26,325
Dover Corp.	143	11,105
Dun & Bradstreet Corp.	34	3,313
Eaton Corp. PLC	392	25,798
Emerson Electric Co.	596	32,506
Equifax, Inc.	100	5,893
Expeditors Int’l. of Wash.	172	6,538
Fastenal Co.	224	10,270
FedEx Corp.	246	24,251
Flowserve Corp.	123	6,643
Fluor Corp.	135	8,007
General Dynamics Corp.	275	21,541
General Electric Co.	8,520	197,579
Grainger (W.W.), Inc.	50	12,609
Honeywell International, Inc.	651	51,650
Illinois Tool Works, Inc.	344	23,794
Ingersoll-Rand PLC	230	12,770
Iron Mountain, Inc.	142	3,779
Jacobs Engineering Group, Inc.*	109	6,009
Joy Global, Inc.	89	4,319
Kansas City Southern	93	9,854
L-3 Communications Hldgs., Inc.	75	6,431
Lockheed Martin Corp.	221	23,970
Masco Corp.	311	6,061
Norfolk Southern Corp.	263	19,107
Northrop Grumman Corp.	195	16,146
PACCAR, Inc.	294	15,776
Pall Corp.	93	6,178
Parker Hannifin Corp.	125	11,925
Pentair Ltd.	170	9,807
Pitney Bowes, Inc.	167	2,452
Precision Castparts Corp.	122	27,573
Quanta Services, Inc.*	179	4,736
Raytheon Co.	269	17,786
Republic Services, Inc.	246	8,349
Robert Half Int’l., Inc.	116	3,855
Robinson (C.H.) Worldwide, Inc.	134	7,546
Rockwell Automation, Inc.	116	9,644
Rockwell Collins, Inc.	112	7,102
Roper Industries, Inc.	82	10,186
Ryder System, Inc.	44	2,675
Snap-on, Inc.	49	4,380
Southwest Airlines Co.	604	7,786

Stanley Black & Decker, Inc.	135	10,435
Stericycle, Inc.*	72	7,951
Textron, Inc.	232	6,044
The ADT Corp.	182	7,253
Tyco International Ltd.	388	12,785
Union Pacific Corp.	389	60,015
United Parcel Service, Inc. Cl B	590	51,023
United Technologies Corp.	705	65,523
Waste Management, Inc.	362	14,599
Xylem, Inc.	156	4,203
		1,209,432
INFORMATION TECHNOLOGY (10.1%)
Accenture Ltd. Cl A	540	38,858
Adobe Systems, Inc.*	420	19,135
Advanced Micro Devices, Inc.*	493	2,011
Akamai Technologies, Inc.*	149	6,340
Altera Corp.	265	8,742
Amphenol Corp. Cl A	132	10,288
Analog Devices, Inc.	254	11,445
Apple, Inc.	792	313,695
Applied Materials, Inc.	1,010	15,059
Autodesk, Inc.*	190	6,449
Automatic Data Processing, Inc.	401	27,613
BMC Software, Inc.*	110	4,965
Broadcom Corp. Cl A	436	14,719
CA, Inc.	277	7,931
Cisco Systems, Inc.	4,461	108,447
Citrix Systems, Inc.*	157	9,472
Cognizant Technology Solutions*	251	15,715
Computer Sciences Corp.	127	5,559
Corning, Inc.	1,237	17,603
Dell, Inc.	1,220	16,287
eBay, Inc.*	973	50,324
Electronic Arts, Inc.*	250	5,743
EMC Corp.	1,773	41,878
F5 Networks, Inc.*	67	4,610
Fidelity Nat’l. Information Svcs., Inc.	243	10,410
First Solar, Inc.*	55	2,460
Fiserv, Inc.*	111	9,703
FLIR Systems, Inc.	118	3,182
Google, Inc. Cl A*	224	197,203
Harris Corp.	92	4,531
Hewlett-Packard Co.	1,629	40,399
Int’l. Business Machines Corp.	871	166,457
Intel Corp.	4,120	99,786
Intuit, Inc.	232	14,159
Jabil Circuit, Inc.	152	3,098
JDS Uniphase Corp.*	195	2,804
Juniper Networks, Inc.*	423	8,168
KLA-Tencor Corp.	138	7,691
Lam Research Corp.*	135	5,986
Linear Technology Corp.	193	7,110
LSI Corp.*	459	3,277
MasterCard, Inc. Cl A	87	49,982
Microchip Technology, Inc.	163	6,072
Micron Technology, Inc.*	840	12,037
Microsoft Corp.	6,286	217,056
Molex, Inc.	115	3,374
Motorola Solutions, Inc.	226	13,047
NetApp, Inc.	303	11,447
NVIDIA Corp.	487	6,833

Oracle Corp.	3,333	102,390
Paychex, Inc.	266	9,714
QUALCOMM, Inc.	1,444	88,200
Red Hat, Inc.*	159	7,603
SAIC, Inc.	236	3,287
Salesforce.com, inc.*	452	17,257
SanDisk Corp.*	203	12,403
Seagate Technology PLC	268	12,014
Symantec Corp.	584	13,122
TE Connectivity Ltd.	345	15,711
Teradata Corp.*	139	6,982
Teradyne, Inc.*	159	2,794
Texas Instruments, Inc.	920	32,080
Total System Services, Inc.	131	3,207
VeriSign, Inc.*	126	5,627
Visa, Inc. Cl A	417	76,207
Western Digital Corp.	180	11,176
Western Union Co.	458	7,836
Xerox Corp.	1,020	9,251
Xilinx, Inc.	219	8,675
Yahoo!, Inc.*	795	19,962
		2,134,658
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	173	15,842
Airgas, Inc.	55	5,250
Alcoa, Inc.	889	6,952
Allegheny Technologies, Inc.	90	2,368
Ball Corp.	125	5,193
Bemis Co., Inc.	86	3,366
CF Industries Hldgs., Inc.	50	8,575
Cliffs Natural Resources, Inc.	129	2,096
Dow Chemical Co.	1,024	32,942
Du Pont (E.I.) de Nemours & Co.	767	40,268
Eastman Chemical Co.	129	9,031
Ecolab, Inc.	222	18,912
FMC Corp.	114	6,961
Freeport-McMoRan Copper & Gold, Inc.	859	23,717
Int’l. Flavors & Fragrances, Inc.	68	5,111
International Paper Co.	377	16,705
LyondellBasell Inds. N.V. Cl A	321	21,269
MeadWestvaco Corp.	148	5,048
Monsanto Co.	447	44,164
Newmont Mining Corp.	418	12,519
Nucor Corp.	263	11,393
Owens-Illinois, Inc.*	137	3,807
PPG Industries, Inc.	119	17,423
Praxair, Inc.	246	28,329
Sealed Air Corp.	164	3,928
Sherwin-Williams Co.	72	12,715
Sigma-Aldrich Corp.	100	8,036
The Mosaic Co.	230	12,376
United States Steel Corp.	122	2,139
Vulcan Materials Co.	109	5,277
		391,712
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	4,449	157,495
CenturyLink, Inc.	499	17,640
Crown Castle International Corp.*	243	17,591
Frontier Communications Corp.	826	3,345
Sprint Nextel Corp.*	2,562	17,985
Verizon Communications, Inc.	2,351	118,349

Windstream Corp.	485	3,739
		336,144
UTILITIES (1.9%)
AES Corp.	520	6,235
AGL Resources, Inc.	98	4,200
Ameren Corp.	202	6,957
American Electric Power Co., Inc.	402	18,002
CenterPoint Energy, Inc.	355	8,339
CMS Energy Corp.	220	5,977
Consolidated Edison, Inc.	242	14,111
Dominion Resources, Inc.	478	27,160
DTE Energy Co.	144	9,649
Duke Energy Corp.	584	39,420
Edison International	269	12,955
Entergy Corp.	147	10,243
Exelon Corp.	702	21,678
FirstEnergy Corp.	346	12,920
Integrys Energy Group, Inc.	65	3,804
NextEra Energy, Inc.	352	28,681
NiSource, Inc.	260	7,446
Northeast Utilities	260	10,925
NRG Energy, Inc.	270	7,209
ONEOK, Inc.	171	7,064
Pepco Hldgs., Inc.	205	4,133
PG&E Corp.	366	16,737
Pinnacle West Capital Corp.	92	5,103
PPL Corp.	489	14,797
Public Svc. Enterprise Group, Inc.	418	13,652
SCANA Corp.	116	5,696
Sempra Energy	188	15,371
Southern Co.	718	31,685
TECO Energy, Inc.	170	2,922
Wisconsin Energy Corp.	189	7,747
Xcel Energy, Inc.	411	11,648
		392,466
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $9,413,381) 56.4%		11,890,027

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.06	07/11/13	200,000	199,996
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,996) 1.0%					199,996

TOTAL INDEXED ASSETS (Cost: $9,613,377) 57.4%					12,090,023

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Abercrombie & Fitch Co. Cl A	229	10,362
Aeropostale, Inc.*	1,174	16,201
AFC Enterprises, Inc.*	1,198	43,056
Amazon.com, Inc.*	208	57,760
American Axle & Mfg. Hldgs., Inc.*	1,259	23,455
AutoZone, Inc.*	55	23,303

Bally Technologies, Inc.*	280	15,798
Bassett Furniture Industries, Inc.	2,127	33,032
bebe stores, inc.	2,481	13,918
Cinemark Hldgs., Inc.	665	18,567
Deckers Outdoor Corp.*	705	35,610
Discovery Communications, Inc. Cl A*	324	25,016
Disney (Walt) Co.	962	60,750
Dollar Tree, Inc.*	235	11,947
Drew Industries, Inc.	290	11,403
Ford Motor Co.	2,351	36,370
Francesca’s Hldgs. Corp.*	440	12,228
Haverty Furniture Cos., Inc.	691	15,900
Hibbett Sports, Inc.*	200	11,100
HSN, Inc.	256	13,752
Johnson Controls, Inc.	354	12,670
Macy’s, Inc.	659	31,632
Monro Muffler Brake, Inc.	385	18,499
Pep Boys - Manny, Moe & Jack*	1,954	22,627
Red Robin Gourmet Burgers, Inc.*	645	35,591
Rent-A-Center, Inc.	1,082	40,629
Ruby Tuesday, Inc.*	1,882	17,371
Shutterfly, Inc.*	1,272	70,965
Starbucks Corp.	1,421	93,061
Steiner Leisure Ltd.*	221	11,682
Steve Madden Ltd.*	330	15,965
Target Corp.	659	45,379
Time Warner Cable, Inc.	360	40,493
Time Warner, Inc.	606	35,039
TJX Cos., Inc.	463	23,178
Urban Outfitters, Inc.*	433	17,415
Viacom, Inc. Cl B	435	29,602
Wolverine World Wide, Inc.	1,009	55,101
		1,106,427
CONSUMER STAPLES (2.9%)
Coca-Cola Co.	646	25,911
ConAgra Foods, Inc.	1,141	39,855
Constellation Brands, Inc. Cl A*	539	28,093
Elizabeth Arden, Inc.*	290	13,070
Estee Lauder Cos., Inc. Cl A	481	31,635
Farmer Brothers Co.*	968	13,610
Hain Celestial Group, Inc.*	247	16,048
J.M. Smucker Co.	272	28,057
PepsiCo, Inc.	662	54,145
Philip Morris Int’l., Inc.	902	78,131
Pinnacle Foods, Inc.	580	14,007
Prestige Brands Hldgs., Inc.*	1,094	31,879
Proctor & Gamble Co.	1,020	78,530
Susser Hldgs. Corp.*	465	22,264
The Pantry, Inc.*	1,319	16,065
TreeHouse Foods, Inc.*	165	10,814
Vector Group Ltd.	1,241	20,129
Village Super Market, Inc. Cl A	365	12,078
Wal-Mart Stores, Inc.	1,183	88,122
		622,443
ENERGY (3.3%)
Anadarko Petroleum Corp.	463	39,786
Apache Corp.	317	26,574
Carrizo Oil and Gas, Inc.*	922	26,120
Chevron Corp.	421	49,821
Endeavour International Corp.*	1,926	7,396
Energy XXI (Bermuda) Ltd.	2,153	47,753

EOG Resources, Inc.	227	29,891
Exxon Mobil Corp.	1,715	154,950
Gasco Energy, Inc.*	18,134	471
Gulf Coast Ultra Deep Royalty Trust*	4,949	10,096
Halliburton Co.	1,057	44,098
Helix Energy Solutions Group*	500	11,520
Hess Corp.	307	20,412
National Oilwell Varco, Inc.	476	32,796
Noble Energy, Inc.	814	48,873
Oasis Petroleum, Inc.*	620	24,099
Occidental Petroleum Corp.	500	44,615
PBF Energy, Inc.	1,790	46,361
Range Resources Corp.	267	20,644
Saratoga Resources, Inc.*	1,240	1,897
Targa Resources Corp.	265	17,047
		705,220
FINANCIALS (7.8%)
Agree Realty Corp.	206	6,081
American Assets Trust, Inc.	380	11,727
American Int’l. Group, Inc.*	957	42,778
AmREIT, Inc. Cl B	500	9,670
Aon PLC	308	19,820
Ashford Hospitality Trust, Inc.	1,078	12,343
Aspen Insurance Hldgs. Ltd.	403	14,947
BancFirst Corp.	261	12,150
Bank of America Corp.	3,537	45,486
Bank of Marin Bancorp	200	8,000
Banner Corp.	347	11,725
BB&T Corp.	977	33,101
Berkshire Hathaway, Inc. Cl B*	402	44,992
Brookline Bancorp, Inc.	1,802	15,641
Bryn Mawr Bank Corp.	520	12,444
Capital One Financial Corp.	952	59,795
Cash America Int’l., Inc.	392	17,820
Chesapeake Lodging Trust	1,376	28,608
Citigroup, Inc.	931	44,660
Colonial Properties Trust	1,584	38,206
Columbia Banking System, Inc.	430	10,238
Customers Bancorp, Inc.*	394	6,403
Dime Community Bancshares	792	12,133
Eagle Bancorp, Inc.*	383	8,572
EastGroup Properties, Inc.	159	8,947
Ellington Financial LLC	1,469	33,508
Endurance Specialty Hldgs. Ltd.	245	12,605
Equity Lifestyle Properties, Inc.	398	31,279
FBR & Co.*	405	10,230
FelCor Lodging Trust, Inc.*	3,318	19,609
Financial Engines, Inc.	205	9,346
First Interstate BancSytem, Inc.	795	16,480
Flagstar Bancorp, Inc.*	470	6,561
Flushing Financial Corp.	532	8,751
Forest City Enterprises, Inc. Cl A*	1,351	24,196
Franklin Resources, Inc.	123	16,730
Glacier Bancorp, Inc.	965	21,413
Goldman Sachs Group, Inc.	327	49,459
Highwoods Properties, Inc.	586	20,867
Investors Bancorp, Inc.	830	17,496
iShares Micro-Cap ETF	255	15,739
Janus Capital Group, Inc.	1,600	13,616
JPMorgan Chase & Co.	2,107	111,229
Marlin Business Svcs. Corp.	888	20,229

MB Financial, Inc.	639	17,125
Meadowbrook Insurance Group, Inc.	2,731	21,930
MetLife, Inc.	960	43,930
National Bank Hldgs. Corp. Cl A	845	16,647
Northfield Bancorp, Inc.	817	9,575
Ocwen Financial Corp.*	150	6,183
Oritani Financial Corp.	715	11,211
Parkway Properties, Inc.	441	7,391
Pennsylvania REIT	807	15,236
PHH Corp.*	715	14,572
PNC Financial Svcs. Grp., Inc.	417	30,408
PrivateBancorp, Inc.	544	11,538
ProAssurance Corp.	668	34,843
Prosperity Bancshares, Inc.	339	17,557
PS Business Parks, Inc.	160	11,547
S.Y. Bancorp, Inc.	929	22,788
Sabra Health Care REIT, Inc.	745	19,452
Select Income REIT	962	26,974
Simon Property Group, Inc.	344	54,324
Starwood Property Trust, Inc.	484	11,979
Stifel Financial Corp.*	403	14,375
SVB Financial Group*	306	25,496
Symetra Financial Corp.	1,854	29,645
Terreno Realty Corp.	467	8,654
Texas Capital Bancshares, Inc.*	205	9,094
Tower Group, Inc.	609	12,491
UMB Financial Corp.	302	16,812
Urstadt Biddle Pptys., Inc. Cl A	464	9,359
Walter Investment Mgmt. Corp.*	140	4,733
Wells Fargo & Co.	2,601	107,343
Westamerica Bancorporation	259	11,834
		1,650,676
HEALTH CARE (5.2%)
Abbott Laboratories	271	9,452
Abiomed, Inc.*	949	20,460
Acorda Therapeutics, Inc.*	203	6,697
Alnylam Pharmaceuticals, Inc.*	597	18,513
AmerisourceBergen Corp.	146	8,151
athenahealth, Inc.*	170	14,402
Biogen Idec, Inc.*	140	30,128
BioScrip, Inc.*	1,605	26,483
BioSpecifics Technologies Corp.*	350	5,460
Bruker Corp.*	592	9,561
Capital Senior Living Corp.*	543	12,978
Celgene Corp.*	446	52,142
Cepheid, Inc.*	294	10,119
Cerner Corp.*	129	12,396
Computer Programs & Systems, Inc.	310	15,233
Cornerstone Therapeutics, Inc.*	25	200
Coronado Biosciences, Inc.*	575	4,945
Covidien PLC	361	22,685
Cubist Pharmaceuticals, Inc.*	353	17,050
Cyberonics, Inc.*	172	8,937
DexCom, Inc.*	826	18,544
Emergent Biosolutions, Inc.*	517	7,455
Exact Sciences Corp.*	1,035	14,397
Express Scripts Hldg. Co.*	335	20,666
Forest Laboratories, Inc.*	1,066	43,706
Gilead Sciences, Inc.*	951	48,701
Harvard Bioscience, Inc.*	1,700	8,041
HeartWare International, Inc.*	147	13,981

Humana, Inc.	92	7,763
Insulet Corp.*	561	17,621
Intuitive Surgical, Inc.*	74	37,487
IPC The Hospitalist Co.*	202	10,375
Mazor Robotics Ltd. ADR*	138	1,973
McKesson Corp.	272	31,144
Medicines Co.*	130	3,999
Merck & Co., Inc.	1,477	68,607
MWI Veterinary Supply, Inc.*	147	18,116
Mylan, Inc.*	1,438	44,621
Neogen Corp.*	309	17,168
Omeros Corp.*	625	3,150
Orexigen Therapeutics, Inc.*	560	3,276
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	678	31,148
Pfizer, Inc.	3,442	96,410
Pharmacyclics, Inc.*	201	15,973
QLT, Inc.	4,499	19,751
Quest Diagnostics, Inc.	95	5,760
Questcor Pharmaceuticals, Inc.	443	20,139
Salix Pharmaceuticals Ltd.*	267	17,662
Seattle Genetics, Inc.*	368	11,577
St. Jude Medical, Inc.	367	16,746
Stryker Corp.	463	29,947
Sunesis Pharmaceuticals, Inc.*	665	3,465
Supernus Pharmaceuticals, Inc.*	2,933	18,859
Synageva BioPharma Corp.*	105	4,410
Synta Pharmaceuticals Corp.*	725	3,618
Threshold Pharmaceuticals, Inc.*	569	2,993
UnitedHealth Group, Inc.	417	27,305
Universal American Corp.	1,012	8,997
Vascular Solutions, Inc.*	622	9,150
WellCare Health Plans, Inc.*	220	12,221
		1,102,915
INDUSTRIALS (5.0%)
Alaska Air Group, Inc.*	354	18,408
Allegiant Travel Co.	160	16,958
American Railcar Inds., Inc	709	23,759
Astronics Corp.*	853	34,862
AZZ, Inc.	1,587	61,195
Beacon Roofing Supply, Inc.*	475	17,993
Boeing Co.	709	72,630
Caterpillar, Inc.	514	42,400
CIRCOR International, Inc.	380	19,327
Corporate Executive Board Co.	355	22,443
Cummins, Inc.	360	39,046
Encore Wire Corp.	873	29,769
EnPro Industries, Inc.*	442	22,436
Expeditors Int’l. of Wash.	662	25,163
FedEx Corp.	361	35,587
General Electric Co.	4,172	96,749
Healthcare Svcs. Group, Inc.	918	22,509
Hub Group, Inc. Cl A*	269	9,797
Miller Industries, Inc.	1,395	21,455
Mueller Industries, Inc.	927	46,749
Mueller Water Product, Inc. Cl A	2,020	13,958
Old Dominion Freight Line, Inc.*	1,831	76,206
On Assignment, Inc.*	1,002	26,773
Orbital Sciences Corp.*	923	16,033
Precision Castparts Corp.	282	63,735
Raven Industries, Inc.	930	27,881

Roper Industries, Inc.	372	46,210
Sun Hydraulics Corp.	372	11,636
Teledyne Technologies, Inc.*	255	19,724
The Advisory Board Co.*	405	22,133
Union Pacific Corp.	253	39,033
USG Corp.*	275	6,339
Wabash National Corp.*	1,534	15,616
		1,064,512
INFORMATION TECHNOLOGY (7.2%)
Altera Corp.	268	8,841
Analog Devices, Inc.	497	22,395
Anixter International, Inc.*	421	31,916
Apple, Inc.	363	143,777
ARRIS Group, Inc.*	2,312	33,177
Aspen Technology, Inc.*	265	7,629
Automatic Data Processing, Inc.	431	29,679
Brightcove, Inc.*	1,791	15,689
Broadcom Corp. Cl A	888	29,979
Cavium, Inc.*	470	16,624
Cirrus Logic, Inc.*	196	3,403
Cisco Systems, Inc.	1,902	46,238
Coherent, Inc.	186	10,243
CommVault Systems, Inc.*	656	49,784
comScore, Inc.*	726	17,707
Cornerstone OnDemand, Inc.*	285	12,338
CoStar Group, Inc.*	85	10,971
Datalink Corp.*	1,058	11,257
Emulex Corp.*	1,746	11,384
F5 Networks, Inc.*	122	8,394
Fairchild Semiconductor Int’l., Inc.*	729	10,060
FEI Company	180	13,138
Google, Inc. Cl A*	97	85,396
Heartland Payment Systems, Inc.	335	12,479
iGATE Corp.*	897	14,729
Imation Corp.*	2,470	10,448
Imperva, Inc.*	449	20,223
Informatica Corp.*	581	20,324
Int’l. Business Machines Corp.	363	69,373
Jive Software, Inc.*	705	12,810
KLA-Tencor Corp.	282	15,716
LogMeIn, Inc.*	748	18,296
MasterCard, Inc. Cl A	53	30,449
MAXIMUS, Inc.	325	24,206
Microsemi Corp.*	1,217	27,687
Microsoft Corp.	2,191	75,655
MKS Instruments, Inc.	411	10,908
Monolithic Power Systems, Inc.	1,106	26,665
MTS Systems Corp.	145	8,207
Nanometrics, Inc.*	1,530	22,446
NetApp, Inc.	129	4,874
Oracle Corp.	1,362	41,841
Plantronics, Inc.	292	12,825
Proofpoint, Inc.*	180	4,365
PTC, Inc.*	817	20,041
QLIK Technologies, Inc.*	456	12,891
QUALCOMM, Inc.	779	47,581
Responsys, Inc.*	460	6,583
Richardson Electronics Ltd.	2,667	31,311
Rogers Corp.*	463	21,909
Salesforce.com, inc.*	1,216	46,427
Semtech Corp.*	714	25,011

Sourcefire, Inc.*	860	47,773
Synaptics, Inc.*	350	13,496
Teradata Corp.*	400	20,092
Teradyne, Inc.*	684	12,018
Texas Instruments, Inc.	637	22,212
TIBCO Software, Inc.*	1,222	26,151
TTM Technologies, Inc.*	1,135	9,534
Ultimate Software Group, Inc.*	80	9,383
ValueClick, Inc.*	485	11,970
WEX, Inc.*	160	12,272
Yahoo!, Inc.*	749	18,807
		1,530,007
MATERIALS (2.1%)
Axiall Corp.	128	5,450
Ball Corp.	570	23,678
Boise, Inc.	4,311	36,816
Buckeye Technologies, Inc.	424	15,705
CaesarStone Sdot Yam Ltd.*	308	8,387
CF Industries Hldgs., Inc.	103	17,665
Clearwater Paper Corp.*	236	11,106
Commercial Metals Co.	929	13,721
Copper Mountain Mining Corp.*	1,679	2,465
Crown Hldgs., Inc.*	881	36,236
CVR Partners LP	403	9,160
Dow Chemical Co.	768	24,707
Eastman Chemical Co.	608	42,566
FMC Corp.	184	11,235
Freeport-McMoRan Copper & Gold, Inc.	783	21,619
Innophos Hldgs., Inc.	508	23,962
Kaiser Aluminum Corp.	542	33,571
Landec Corp.*	833	11,004
McEwen Mining, Inc.*	4,353	7,313
Schnitzer Steel Industries, Inc. Cl A	710	16,600
Silgan Hldgs., Inc.	1,026	48,181
Stepan Co.	270	15,015
		436,162
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,139	75,721
Boingo Wireless, Inc.*	750	4,658
Consolidated Comms. Hldgs., Inc.	1,384	24,095
Sprint Nextel Corp.*	2,459	17,262
Verizon Communications, Inc.	619	31,160
		152,896
UTILITIES (1.3%)
Ameren Corp.	206	7,095
Avista Corp.	883	23,859
Black Hills Corp.	435	21,206
Dominion Resources, Inc.	656	37,274
Edison International	380	18,301
Idacorp, Inc.	457	21,826
Northwest Natural Gas Co.	285	12,107
NorthWestern Corp.	305	12,170
PNM Resources, Inc.	1,002	22,234
Portland General Electric Co.	449	13,735
PPL Corp.	420	12,709
Public Svc. Enterprise Group, Inc.	740	24,168
Sempra Energy	346	28,289
UNS Energy Corp.	502	22,454
		277,427
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $6,796,713) 40.7%		8,648,685

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	23,546
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $10,000) 0.1%		23,546

TOTAL ACTIVE ASSETS
(Cost: $6,806,713) 40.8%		8,672,231

TEMPORARY CASH INVESTMENTS (2)
(Cost: $380,100) 1.8%		380,100

TOTAL INVESTMENTS
(Cost: $16,800,190) 100.0%		21,142,354

OTHER NET ASSETS -0.0% (3)		(4,272)

NET ASSETS 100.0%		$21,138,082

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Abercrombie & Fitch Co. Cl A	397	17,964
Amazon.com, Inc.*	1,827	507,340
AutoNation, Inc.*	197	8,548
AutoZone, Inc.*	182	77,112
Bed Bath & Beyond, Inc.*	1,087	77,068
Best Buy Co., Inc.	1,338	36,568
BorgWarner, Inc.*	575	49,536
Cablevision Systems Corp. Cl A	1,071	18,014
CarMax, Inc.*	1,138	52,530
Carnival Corp.	2,216	75,987
CBS Corp. Cl B	2,853	139,426
Chipotle Mexican Grill, Inc.*	156	56,839
Coach, Inc.	1,417	80,897
Comcast Corp. Cl A	12,912	540,755
D.R. Horton, Inc.	1,484	31,580
Darden Restaurants, Inc.	668	33,721
Delphi Automotive PLC	1,473	74,666
DIRECTV*	2,738	168,716
Discovery Communications, Inc. Cl A*	1,216	93,887
Disney (Walt) Co.	8,930	563,930
Dollar General Corp.*	1,503	75,796
Dollar Tree, Inc.*	1,109	56,382
Expedia, Inc.	469	28,210
Family Dollar Stores, Inc.	475	29,597
Ford Motor Co.	19,688	304,573
Fossil Group, Inc.*	270	27,894
GameStop Corp. Cl A	595	25,008
Gannett Co., Inc.	1,137	27,811
Gap, Inc.	1,439	60,049
Garmin Ltd.	543	19,635
General Motors Co.*	3,892	129,643
Genuine Parts Co.	776	60,582
Goodyear Tire & Rubber Co.*	1,242	18,990
H&R Block, Inc.	1,356	37,629
Harley-Davidson, Inc.	1,149	62,988
Harman Int’l. Industries, Inc.	345	18,699
Hasbro, Inc.	572	25,643
Home Depot, Inc.	7,348	569,250
International Game Technology	1,308	21,857
Interpublic Group of Cos., Inc.	2,140	31,137
Johnson Controls, Inc.	3,420	122,402
Kohl’s Corp.	1,021	51,571
L Brands, Inc.	1,192	58,706
Leggett & Platt, Inc.	724	22,509
Lennar Corp. Cl A	860	30,994
Lowe’s Cos., Inc.	5,422	221,760
Macy’s, Inc.	1,924	92,352
Marriott International, Inc. Cl A	1,208	48,767
Mattel, Inc.	1,724	78,114
McDonald’s Corp.	4,972	492,228
Netflix, Inc.*	290	61,216
Newell Rubbermaid, Inc.	1,456	38,220
News Corp. Cl A*	9,925	323,555
NIKE, Inc. Cl B	3,627	230,967
Nordstrom, Inc.	743	44,535
O’Reilly Automotive, Inc.*	551	62,054

Omnicom Group, Inc.	1,292	81,228
Penney (J.C.) Co., Inc.*	729	12,451
PetSmart, Inc.	517	34,634
Priceline.com, Inc.*	259	214,227
Pulte Homes, Inc.*	1,758	33,349
PVH Corp.	409	51,145
Ralph Lauren Corp.	308	53,512
Ross Stores, Inc.	1,100	71,291
Scripps Networks Interactive, Inc. Cl A	426	28,440
Staples, Inc.	3,314	52,560
Starbucks Corp.	3,752	245,718
Starwood Hotels & Resorts	988	62,432
Target Corp.	3,203	220,559
Tiffany & Co.	605	44,068
Time Warner Cable, Inc.	1,442	162,196
Time Warner, Inc.	4,662	269,557
TJX Cos., Inc.	3,583	179,365
TripAdvisor, Inc.*	558	33,965
Urban Outfitters, Inc.*	552	22,201
V.F. Corp.	438	84,560
Viacom, Inc. Cl B	2,216	150,799
Washington Post Co. Cl B	22	10,643
Whirlpool Corp.	414	47,345
Wyndham Worldwide Corp.	696	39,832
Wynn Resorts Ltd.	408	52,224
Yum! Brands, Inc.	2,246	155,738
		8,730,446
CONSUMER STAPLES (10.2%)
Altria Group, Inc.	9,877	345,596
Archer-Daniels-Midland Co.	3,238	109,801
Avon Products, Inc.	2,190	46,056
Beam, Inc.	798	50,362
Brown-Forman Corp. Cl B	744	50,257
Campbell Soup Co.	890	39,863
Clorox Co.	654	54,374
Coca-Cola Co.	18,884	757,437
Coca-Cola Enterprises, Inc.	1,297	45,603
Colgate-Palmolive Co.	4,328	247,951
ConAgra Foods, Inc.	2,063	72,061
Constellation Brands, Inc. Cl A*	768	40,028
Costco Wholesale Corp.	2,151	237,836
CVS Caremark Corp.	6,049	345,882
Dr. Pepper Snapple Group, Inc.	1,018	46,757
Estee Lauder Cos., Inc. Cl A	1,203	79,121
General Mills, Inc.	3,191	154,859
Hershey Co.	745	66,514
Hormel Foods Corp.	670	25,849
J.M. Smucker Co.	534	55,082
Kellogg Co.	1,256	80,673
Kimberly-Clark Corp.	1,900	184,566
Kraft Foods Group, Inc.	2,936	164,034
Kroger Co.	2,561	88,457
Lorillard, Inc.	1,844	80,546
McCormick & Co., Inc.	651	45,804
Mead Johnson Nutrition Co.	1,007	79,785
Molson Coors Brewing Co. Cl B	788	37,714
Mondelez International, Inc. Cl A	8,794	250,893
Monster Beverage Corp.*	726	44,119
PepsiCo, Inc.	7,645	625,285
Philip Morris Int’l., Inc.	8,083	700,149
Proctor & Gamble Co.	13,464	1,036,593

Reynolds American, Inc.	1,566	75,747
Safeway, Inc.	1,229	29,078
Sysco Corp.	2,934	100,225
Tyson Foods, Inc. Cl A	1,423	36,543
Wal-Mart Stores, Inc.	8,117	604,635
Walgreen Co.	4,259	188,248
Whole Foods Market, Inc.	1,726	88,854
		7,413,237
ENERGY (10.3%)
Anadarko Petroleum Corp.	2,503	215,083
Apache Corp.	1,955	163,888
Baker Hughes, Inc.	2,224	102,593
Cabot Oil & Gas Corp.	1,070	75,991
Cameron International Corp.*	1,261	77,123
Chesapeake Energy Corp.	2,604	53,070
Chevron Corp.	9,675	1,144,939
ConocoPhillips	6,136	371,228
CONSOL Energy, Inc.	1,143	30,975
Denbury Resources, Inc.*	1,886	32,666
Devon Energy Corp.	1,869	96,964
Diamond Offshore Drilling, Inc.	346	23,801
Ensco PLC Cl A	1,167	67,826
EOG Resources, Inc.	1,369	180,270
EQT Corp.	750	59,528
Exxon Mobil Corp.	22,102	1,996,911
FMC Technologies, Inc.*	1,192	66,371
Halliburton Co.	4,681	195,291
Helmerich & Payne, Inc.	534	33,348
Hess Corp.	1,517	100,865
Kinder Morgan, Inc.	3,151	120,211
Marathon Oil Corp.	3,551	122,794
Marathon Petroleum Corp.	1,662	118,102
Murphy Oil Corp.	903	54,984
Nabors Industries Ltd.	1,484	22,720
National Oilwell Varco, Inc.	2,146	147,859
Newfield Exploration Co.*	678	16,197
Noble Drilling Corp.	1,275	47,915
Noble Energy, Inc.	1,793	107,652
Occidental Petroleum Corp.	4,011	357,902
Peabody Energy Corp.	1,352	19,793
Phillips 66	3,168	186,627
Pioneer Natural Resources Co.	691	100,022
QEP Resources, Inc.	900	25,002
Range Resources Corp.	819	63,325
Rowan Companies PLC Cl A*	621	21,157
Schlumberger Ltd.	6,635	475,464
Southwestern Energy Co.*	1,760	64,293
Spectra Energy Corp.	3,337	114,993
Tesoro Corp.	698	36,519
Valero Energy Corp.	2,783	96,765
Williams Cos., Inc.	3,381	109,781
WPX Energy, Inc.*	987	18,694
		7,537,502
FINANCIALS (16.3%)
ACE Ltd.	1,701	152,205
Aflac, Inc.	2,328	135,303
Allstate Corp.	2,319	111,590
American Express Co.	4,773	356,829
American Int’l. Group, Inc.*	7,440	332,568
American Tower Corp.	1,941	142,023
Ameriprise Financial, Inc.	1,007	81,446

Aon PLC	1,533	98,649
Apartment Investment & Management Co. Cl A	718	21,569
Assurant, Inc.	385	19,600
AvalonBay Communities, Inc.	594	80,137
Bank of America Corp.	55,215	710,065
Bank of New York Mellon Corp.	5,922	166,112
BB&T Corp.	3,461	117,259
Berkshire Hathaway, Inc. Cl B*	9,041	1,011,869
BlackRock, Inc.	644	165,411
Boston Properties, Inc.	753	79,419
Capital One Financial Corp.	2,938	184,536
CBRE Group, Inc.*	1,530	35,741
Charles Schwab Corp.	5,486	116,468
Chubb Corp.	1,297	109,791
Cincinnati Financial Corp.	730	33,507
Citigroup, Inc.	15,726	754,376
CME Group, Inc.	1,564	118,833
Comerica, Inc.	921	36,683
Discover Financial Svcs.	2,478	118,052
E*Trade Financial Corp.*	1,433	18,142
Equity Residential	1,550	89,993
Fifth Third Bancorp	4,417	79,727
Franklin Resources, Inc.	689	93,718
Genworth Financial, Inc. Cl A*	2,508	28,616
Goldman Sachs Group, Inc.	2,176	329,120
Hartford Financial Svcs. Group, Inc.	2,286	70,683
HCP, Inc.	2,253	102,376
Health Care REIT, Inc.	1,411	94,579
Host Hotels & Resorts, Inc.	3,699	62,402
Hudson City Bancorp, Inc.	2,345	21,480
Huntington Bancshares, Inc.	4,160	32,781
IntercontinentalExchange, Inc.*	366	65,060
Invesco Ltd.	2,211	70,310
JPMorgan Chase & Co.	18,998	1,002,904
KeyCorp	4,586	50,629
Kimco Realty Corp.	2,028	43,460
Legg Mason, Inc.	558	17,304
Leucadia National Corp.	1,470	38,543
Lincoln National Corp.	1,337	48,760
Loews Corp.	1,538	68,287
M&T Bank Corp.	607	67,832
Marsh & McLennan Cos., Inc.	2,709	108,143
McGraw-Hill Financial Inc.	1,384	73,615
MetLife, Inc.	5,437	248,797
Moody’s Corp.	974	59,346
Morgan Stanley	7,011	171,279
Nasdaq OMX Group, Inc.	586	19,215
Northern Trust Corp.	1,090	63,111
NYSE Euronext	1,219	50,467
People’s United Financial, Inc.	1,662	24,764
Plum Creek Timber Co., Inc.	804	37,523
PNC Financial Svcs. Grp., Inc.	2,621	191,123
Principal Financial Grp., Inc.	1,395	52,243
Progressive Corp.	2,772	70,464
ProLogis, Inc.	2,485	93,734
Prudential Financial, Inc.	2,333	170,379
Public Storage	707	108,404
Regions Financial Corp.	7,035	67,044
Simon Property Group, Inc.	1,536	242,565
SLM Corp.	2,238	51,161
State Street Corp.	2,322	151,418

SunTrust Banks, Inc.	2,671	84,323
T. Rowe Price Group, Inc.	1,309	95,753
The Macerich Co.	686	41,825
Torchmark Corp.	462	30,095
Travelers Cos., Inc.	1,892	151,209
U.S. Bancorp	9,146	330,628
Unum Group	1,304	38,298
Ventas, Inc.	1,450	100,717
Vornado Realty Trust	840	69,594
Wells Fargo & Co.	24,197	998,610
Weyerhaeuser Co.	2,732	77,835
XL Group PLC	1,457	44,176
Zions Bancorporation	912	26,339
		11,930,944
HEALTH CARE (12.3%)
Abbott Laboratories	7,673	267,634
AbbVie, Inc.	7,844	324,271
Actavis, Inc.*	633	79,897
Aetna, Inc.	1,862	118,311
Agilent Technologies, Inc.	1,703	72,820
Alexion Pharmaceuticals, Inc.*	975	89,934
Allergan, Inc.	1,518	127,876
AmerisourceBergen Corp.	1,145	63,925
Amgen, Inc.	3,699	364,943
Bard (C.R.), Inc.	369	40,103
Baxter International, Inc.	2,647	183,358
Becton, Dickinson & Co.	966	95,470
Biogen Idec, Inc.*	1,198	257,810
Boston Scientific Corp.*	6,763	62,693
Bristol-Myers Squibb Co.	8,061	360,246
Cardinal Health, Inc.	1,680	79,296
CareFusion Corp.*	1,073	39,540
Celgene Corp.*	2,085	243,757
Cerner Corp.*	724	69,569
CIGNA Corp.	1,399	101,414
Covidien PLC	2,330	146,417
DaVita HealthCare Partners, Inc.*	418	50,494
DENTSPLY International, Inc.	711	29,123
Edwards Lifesciences Corp.*	564	37,901
Express Scripts Hldg. Co.*	4,044	249,474
Forest Laboratories, Inc.*	1,151	47,191
Gilead Sciences, Inc.*	7,676	393,088
Hospira, Inc.*	814	31,184
Humana, Inc.	777	65,563
Intuitive Surgical, Inc.*	199	100,809
Johnson & Johnson	13,953	1,198,005
Laboratory Corp. of America Hldgs.*	461	46,146
Life Technologies Corp.*	860	63,649
Lilly (Eli) & Co.	4,896	240,492
McKesson Corp.	1,126	128,927
Medtronic, Inc.	4,959	255,240
Merck & Co., Inc.	14,883	691,315
Mylan, Inc.*	1,914	59,391
Patterson Cos., Inc.	416	15,642
PerkinElmer, Inc.	554	18,005
Perrigo Co.	462	52,271
Pfizer, Inc.	32,802	918,784
Quest Diagnostics, Inc.	778	47,170
Regeneron Pharmaceuticals, Inc.*	389	87,478
St. Jude Medical, Inc.	1,397	63,745
Stryker Corp.	1,420	91,846

Tenet Healthcare Corp.*	528	24,341
Thermo Fisher Scientific, Inc.	1,772	149,964
UnitedHealth Group, Inc.	5,032	329,495
Varian Medical Systems, Inc.*	534	36,018
Waters Corp.*	424	42,421
WellPoint, Inc.	1,480	121,123
Zimmer Hldgs., Inc.	834	62,500
Zoetis, Inc.	2,419	74,723
		9,012,802
INDUSTRIALS (10.0%)
3M Co.	3,152	344,671
Avery Dennison Corp.	501	21,423
Boeing Co.	3,438	352,189
Caterpillar, Inc.	3,300	272,217
Cintas Corp.	521	23,726
CSX Corp.	5,213	120,889
Cummins, Inc.	888	96,312
Danaher Corp.	2,913	184,393
Deere & Co.	1,951	158,519
Dover Corp.	861	66,865
Dun & Bradstreet Corp.	201	19,587
Eaton Corp. PLC	2,363	155,509
Emerson Electric Co.	3,583	195,417
Equifax, Inc.	606	35,712
Expeditors Int’l. of Wash.	1,033	39,264
Fastenal Co.	1,341	61,485
FedEx Corp.	1,480	145,898
Flowserve Corp.	719	38,833
Fluor Corp.	816	48,397
General Dynamics Corp.	1,648	129,088
General Electric Co.	51,226	1,187,931
Grainger (W.W.), Inc.	298	75,150
Honeywell International, Inc.	3,921	311,092
Illinois Tool Works, Inc.	2,074	143,459
Ingersoll-Rand PLC	1,386	76,951
Iron Mountain, Inc.	857	22,805
Jacobs Engineering Group, Inc.*	650	35,835
Joy Global, Inc.	539	26,158
Kansas City Southern	554	58,702
L-3 Communications Hldgs., Inc.	449	38,497
Lockheed Martin Corp.	1,324	143,601
Masco Corp.	1,875	36,544
Norfolk Southern Corp.	1,587	115,296
Northrop Grumman Corp.	1,170	96,876
PACCAR, Inc.	1,768	94,871
Pall Corp.	558	37,068
Parker Hannifin Corp.	747	71,264
Pentair Ltd.	1,018	58,728
Pitney Bowes, Inc.	1,001	14,695
Precision Castparts Corp.	736	166,343
Quanta Services, Inc.*	1,077	28,497
Raytheon Co.	1,614	106,718
Republic Services, Inc.	1,476	50,095
Robert Half Int’l., Inc.	703	23,361
Robinson (C.H.) Worldwide, Inc.	803	45,217
Rockwell Automation, Inc.	697	57,949
Rockwell Collins, Inc.	673	42,675
Roper Industries, Inc.	492	61,116
Ryder System, Inc.	260	15,805
Snap-on, Inc.	295	26,367
Southwest Airlines Co.	3,634	46,842

Stanley Black & Decker, Inc.	817	63,154
Stericycle, Inc.*	427	47,154
Textron, Inc.	1,400	36,470
The ADT Corp.	1,099	43,795
Tyco International Ltd.	2,334	76,905
Union Pacific Corp.	2,336	360,398
United Parcel Service, Inc. Cl B	3,543	306,399
United Technologies Corp.	4,243	394,344
Waste Management, Inc.	2,175	87,718
Xylem, Inc.	940	25,324
		7,268,563
INFORMATION TECHNOLOGY (17.5%)
Accenture Ltd. Cl A	3,252	234,014
Adobe Systems, Inc.*	2,527	115,130
Advanced Micro Devices, Inc.*	2,963	12,089
Akamai Technologies, Inc.*	896	38,125
Altera Corp.	1,589	52,421
Amphenol Corp. Cl A	793	61,806
Analog Devices, Inc.	1,532	69,032
Apple, Inc.	4,768	1,888,509
Applied Materials, Inc.	6,078	90,623
Autodesk, Inc.*	1,144	38,827
Automatic Data Processing, Inc.	2,414	166,228
BMC Software, Inc.*	659	29,747
Broadcom Corp. Cl A	2,627	88,688
CA, Inc.	1,666	47,698
Cisco Systems, Inc.	26,823	652,067
Citrix Systems, Inc.*	950	57,314
Cognizant Technology Solutions*	1,506	94,291
Computer Sciences Corp.	762	33,353
Corning, Inc.	7,440	105,871
Dell, Inc.	7,336	97,936
eBay, Inc.*	5,857	302,924
Electronic Arts, Inc.*	1,504	34,547
EMC Corp.	10,661	251,813
F5 Networks, Inc.*	403	27,726
Fidelity Nat’l. Information Svcs., Inc.	1,463	62,675
First Solar, Inc.*	335	14,985
Fiserv, Inc.*	665	58,128
FLIR Systems, Inc.	709	19,122
Google, Inc. Cl A*	1,353	1,191,141
Harris Corp.	549	27,038
Hewlett-Packard Co.	9,795	242,916
Int’l. Business Machines Corp.	5,242	1,001,799
Intel Corp.	24,777	600,099
Intuit, Inc.	1,398	85,320
Jabil Circuit, Inc.	912	18,587
JDS Uniphase Corp.*	1,177	16,925
Juniper Networks, Inc.*	2,542	49,086
KLA-Tencor Corp.	828	46,144
Lam Research Corp.*	812	36,004
Linear Technology Corp.	1,159	42,698
LSI Corp.*	2,763	19,728
MasterCard, Inc. Cl A	522	299,889
Microchip Technology, Inc.	979	36,468
Micron Technology, Inc.*	5,046	72,309
Microsoft Corp.	37,775	1,304,371
Molex, Inc.	695	20,391
Motorola Solutions, Inc.	1,357	78,340
NetApp, Inc.	1,827	69,024
NVIDIA Corp.	2,926	41,052

Oracle Corp.	20,063	616,335
Paychex, Inc.	1,600	58,432
QUALCOMM, Inc.	8,686	530,541
Red Hat, Inc.*	952	45,525
SAIC, Inc.	1,421	19,795
Salesforce.com, inc.*	2,724	104,002
SanDisk Corp.*	1,228	75,031
Seagate Technology PLC	1,616	72,445
Symantec Corp.	3,514	78,960
TE Connectivity Ltd.	2,065	94,040
Teradata Corp.*	841	42,243
Teradyne, Inc.*	959	16,850
Texas Instruments, Inc.	5,529	192,796
Total System Services, Inc.	782	19,143
VeriSign, Inc.*	757	33,808
Visa, Inc. Cl A	2,507	458,154
Western Digital Corp.	1,084	67,306
Western Union Co.	2,748	47,018
Xerox Corp.	6,125	55,554
Xilinx, Inc.	1,317	52,166
Yahoo!, Inc.*	4,773	119,850
		12,845,012
MATERIALS (3.2%)
Air Products & Chemicals, Inc.	1,040	95,233
Airgas, Inc.	331	31,597
Alcoa, Inc.	5,343	41,782
Allegheny Technologies, Inc.	538	14,155
Ball Corp.	745	30,947
Bemis Co., Inc.	516	20,196
CF Industries Hldgs., Inc.	299	51,279
Cliffs Natural Resources, Inc.	780	12,675
Dow Chemical Co.	6,164	198,296
Du Pont (E.I.) de Nemours & Co.	4,609	241,973
Eastman Chemical Co.	779	54,538
Ecolab, Inc.	1,335	113,729
FMC Corp.	686	41,887
Freeport-McMoRan Copper & Gold, Inc.	5,170	142,744
Int’l. Flavors & Fragrances, Inc.	406	30,515
International Paper Co.	2,271	100,628
LyondellBasell Inds. N.V. Cl A	1,931	127,948
MeadWestvaco Corp.	891	30,392
Monsanto Co.	2,688	265,574
Newmont Mining Corp.	2,511	75,204
Nucor Corp.	1,581	68,489
Owens-Illinois, Inc.*	820	22,788
PPG Industries, Inc.	714	104,537
Praxair, Inc.	1,484	170,897
Sealed Air Corp.	992	23,758
Sherwin-Williams Co.	436	76,998
Sigma-Aldrich Corp.	598	48,055
The Mosaic Co.	1,385	74,527
United States Steel Corp.	734	12,867
Vulcan Materials Co.	660	31,951
		2,356,159
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	26,754	947,092
CenturyLink, Inc.	3,004	106,191
Crown Castle International Corp.*	1,463	105,907
Frontier Communications Corp.	4,960	20,088
Sprint Nextel Corp.*	15,399	108,101
Verizon Communications, Inc.	14,126	711,103

Windstream Corp.	2,903	22,382
		2,020,864
UTILITIES (3.2%)
AES Corp.	3,130	37,529
AGL Resources, Inc.	590	25,287
Ameren Corp.	1,207	41,569
American Electric Power Co., Inc.	2,412	108,009
CenterPoint Energy, Inc.	2,136	50,175
CMS Energy Corp.	1,319	35,837
Consolidated Edison, Inc.	1,452	84,666
Dominion Resources, Inc.	2,875	163,358
DTE Energy Co.	868	58,165
Duke Energy Corp.	3,506	236,655
Edison International	1,613	77,682
Entergy Corp.	879	61,249
Exelon Corp.	4,213	130,097
FirstEnergy Corp.	2,075	77,480
Integrys Energy Group, Inc.	392	22,944
NextEra Energy, Inc.	2,112	172,086
NiSource, Inc.	1,566	44,850
Northeast Utilities	1,559	65,509
NRG Energy, Inc.	1,628	43,468
ONEOK, Inc.	1,031	42,591
Pepco Hldgs., Inc.	1,231	24,817
PG&E Corp.	2,200	100,606
Pinnacle West Capital Corp.	549	30,453
PPL Corp.	2,937	88,874
Public Svc. Enterprise Group, Inc.	2,507	81,879
SCANA Corp.	691	33,928
Sempra Energy	1,128	92,225
Southern Co.	4,311	190,244
TECO Energy, Inc.	1,016	17,465
Wisconsin Energy Corp.	1,131	46,360
Xcel Energy, Inc.	2,475	70,142
		2,356,199
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $52,343,703) 97.8%		71,471,728

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.06	07/11/13	500,000	499,989
U.S. GOVERNMENT AGENCIES (0.7%)
FHLMC	A-1+	0.06	07/16/13	500,000	499,986
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $999,975) 1.4%					999,975

TEMPORARY CASH INVESTMENTS (2)
(Cost: $502,600) 0.7%					502,600

TOTAL INVESTMENTS
(Cost: $53,846,278) 99.9%					72,974,303

OTHER NET ASSETS 0.1%					90,264

NET ASSETS 100.0%					$73,064,567

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aaron’s, Inc.	2,303	64,507
Advance Auto Parts, Inc.	2,408	195,457
Aeropostale, Inc.*	2,581	35,618
AMC Networks, Inc. Cl A*	1,860	121,663
American Eagle Outfitters, Inc.	5,714	104,338
ANN, Inc.*	1,519	50,431
Apollo Group, Inc.*	3,926	69,569
Ascena Retail Group, Inc.*	4,153	72,470
Bally Technologies, Inc.*	1,266	71,428
Barnes & Noble, Inc.*	1,219	19,455
Big Lots, Inc.*	1,890	59,592
Bob Evans Farms, Inc.	909	42,705
Brinker International, Inc.	2,369	93,410
Cabela’s, Inc.*	1,520	98,435
Carter’s, Inc.	1,650	122,216
Cheesecake Factory, Inc.	1,639	68,658
Chico’s FAS, Inc.	5,291	90,264
Cinemark Hldgs., Inc.	3,296	92,024
CST Brands, Inc.*	1,958	60,326
Deckers Outdoor Corp.*	1,161	58,642
DeVry, Inc.	1,824	56,580
Dick’s Sporting Goods, Inc.	3,261	163,246
Domino’s Pizza, Inc.	1,830	106,415
DreamWorks Animation SKG Cl A*	2,274	58,351
Foot Locker, Inc.	4,856	170,591
Gentex Corp.	4,646	107,090
Guess?, Inc.	1,999	62,029
Hanesbrands, Inc.	3,274	168,349
HSN, Inc.	1,177	63,228
International Speedway Corp. Cl A	840	26,435
Jarden Corp.*	3,289	143,894
KB Home	2,756	54,100
Lamar Advertising Co. Cl A*	1,815	78,771
Life Time Fitness, Inc.*	1,291	64,692
LKQ Corp.*	9,739	250,779
Matthews International Corp. Cl A	891	33,591
MDC Hldgs., Inc.	1,320	42,913
Meredith Corp.	1,150	54,855
Mohawk Industries, Inc.*	2,014	226,555
New York Times Co. Cl A*	3,937	43,543
NVR, Inc.*	156	143,832
Office Depot, Inc.*	9,453	36,583
Panera Bread Co. Cl A*	922	171,437
Polaris Industries, Inc.	2,095	199,025
Regis Corp.	1,840	30,213
Rent-A-Center, Inc.	1,890	70,970
Saks, Inc.*	3,312	45,176
Scholastic Corp.	856	25,072
Scientific Games Corp. Cl A*	1,728	19,440
Service Corp. International	6,876	123,974
Signet Jewelers Ltd.	2,638	177,880
Sotheby’s	2,217	84,046
Strayer Education, Inc.	362	17,676
Tempur Sealy Int’l., Inc.*	2,026	88,941
The Wendy’s Co.	9,249	53,922
Thor Industries, Inc.	1,419	69,786

Toll Brothers, Inc.*	5,062	165,173
Tractor Supply Co.	2,311	271,797
Tupperware Brands Corp.	1,741	135,258
Under Armour, Inc. Cl A*	2,567	153,276
Valassis Communications, Inc.	1,278	31,426
Wiley (John) & Sons, Inc. Cl A	1,491	59,774
Williams-Sonoma, Inc.	2,831	158,225
WMS Industries, Inc.*	1,769	45,127
		5,945,244
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	4,444	274,239
Dean Foods Co.*	6,069	60,811
Energizer Hldgs., Inc.	2,033	204,337
Flowers Foods, Inc.	5,618	123,866
Green Mountain Coffee Roasters, Inc.*	4,233	317,729
Harris Teeter Supermarkets, Inc.	1,580	74,039
Hillshire Brands Co.	4,002	132,386
Ingredion, Inc.	2,579	169,234
Lancaster Colony Corp.	630	49,134
Post Hldgs., Inc.*	1,060	46,280
Smithfield Foods, Inc.*	4,041	132,343
SUPERVALU, Inc.*	6,439	40,051
Tootsie Roll Industries, Inc.	670	21,293
United Natural Foods, Inc.*	1,619	87,410
Universal Corp.	749	43,330
WhiteWave Foods Co. Cl A*	4,476	72,735
		1,849,217
ENERGY (5.1%)
Alpha Natural Resources, Inc.*	7,179	37,618
Arch Coal, Inc.	6,911	26,124
Atwood Oceanics, Inc.*	1,879	97,802
Bill Barrett Corp.*	1,580	31,948
CARBO Ceramics, Inc.	653	44,032
Cimarex Energy Co.	2,830	183,922
Dresser-Rand Group, Inc.*	2,532	151,869
Dril-Quip, Inc.*	1,204	108,709
Energen Corp.	2,367	123,699
Helix Energy Solutions Group*	3,223	74,258
HollyFrontier Corp.	6,771	289,663
Oceaneering Int’l., Inc.	3,558	256,888
Oil States International, Inc.*	1,795	166,289
Patterson-UTI Energy, Inc.	4,780	92,517
Rosetta Resources, Inc.*	2,029	86,273
SM Energy Co.	2,130	127,757
Superior Energy Services, Inc.*	5,284	137,067
Tidewater, Inc.	1,617	92,120
Unit Corp.*	1,439	61,273
World Fuel Services Corp.	2,362	94,433
		2,284,261
FINANCIALS (22.3%)
Affiliated Managers Group, Inc.*	1,721	282,141
Alexander & Baldwin, Inc.*	1,396	55,491
Alexandria Real Estate Equities, Inc.	2,270	149,184
Alleghany Corp.*	549	210,437
American Campus Communities, Inc.	3,406	138,488
American Financial Group, Inc.	2,439	119,291
Apollo Investment Corp.	7,331	56,742
Aspen Insurance Hldgs. Ltd.	2,221	82,377
Associated Banc-Corp.	5,394	83,877
Astoria Financial Corp.	2,617	28,211
BancorpSouth, Inc.	2,715	48,056

Bank of Hawaii Corp.	1,444	72,662
Berkley (W.R.) Corp.	3,553	145,176
BioMed Realty Trust, Inc.	6,002	121,420
BRE Properties, Inc.	2,462	123,149
Brown & Brown, Inc.	3,810	122,834
Camden Property Trust	2,672	184,742
Cathay General Bancorp	2,375	48,331
CBOE Holdings, Inc.	2,843	132,598
City National Corp.	1,540	97,590
Commerce Bancshares, Inc.	2,480	108,029
Corporate Office Pptys. Trust	2,770	70,635
Corrections Corp. of America	3,695	125,150
Cullen/Frost Bankers, Inc.	1,924	128,465
Duke Realty Corp.	10,481	163,399
East West Bancorp, Inc.	4,386	120,615
Eaton Vance Corp.	3,926	147,578
Equity One, Inc.	2,004	45,351
Essex Property Trust, Inc.	1,208	191,975
Everest Re Group Ltd.	1,636	209,833
Extra Space Storage, Inc.	3,278	137,447
Federal Realty Investment Trust	2,109	218,661
Federated Investors, Inc. Cl B	3,100	84,971
Fidelity Nat’l. Financial, Inc. Cl A	6,922	164,813
First American Financial Corp.	3,540	78,022
First Horizon National Corp.	7,839	87,797
First Niagara Financial Group, Inc.	11,357	114,365
FirstMerit Corp.	5,342	107,000
Fulton Financial Corp.	6,363	73,047
Gallagher (Arthur J.) & Co.	4,061	177,425
Greenhill & Co., Inc.	866	39,611
Hancock Hldg. Co.	2,750	82,693
Hanover Insurance Group, Inc.	1,432	70,068
HCC Insurance Hldgs., Inc.	3,250	140,108
Highwoods Properties, Inc.	2,659	94,687
Home Properties, Inc.	1,667	108,972
Hospitality Properties Trust	4,519	118,759
International Bancshares Corp.	1,757	39,673
Janus Capital Group, Inc.	6,197	52,736
Jones Lang LaSalle, Inc.	1,440	131,242
Kemper Corp.	1,745	59,766
Kilroy Realty Corp.	2,423	128,443
Liberty Property Trust	3,927	145,142
Mack-Cali Realty Corp.	2,702	66,172
Mercury General Corp.	1,154	50,730
MSCI, Inc. Cl A*	3,964	131,882
National Retail Pptys., Inc.	3,906	134,366
New York Community Bancorp, Inc.	14,081	197,134
Old Republic Int’l. Corp.	7,832	100,798
Omega Healthcare Investors, Inc.	3,795	117,721
Potlatch Corp.	1,301	52,612
Primerica, Inc.	1,491	55,823
Prosperity Bancshares, Inc.	1,520	78,721
Protective Life Corp.	2,548	97,869
Raymond James Financial, Inc.	3,663	157,436
Rayonier, Inc.	4,079	225,936
Realty Income Corp.	6,341	265,815
Regency Centers Corp.	2,955	150,144
Reinsurance Grp. of America, Inc.	2,355	162,754
SEI Investments Co.	4,366	124,125
Senior Housing Pptys. Trust	6,058	157,084
Signature Bank*	1,522	126,356

SL Green Realty Corp	2,935	258,838
StanCorp Financial Group, Inc.	1,423	70,310
SVB Financial Group*	1,426	118,814
Synovus Financial Corp.	25,545	74,591
Taubman Centers, Inc.	2,087	156,838
TCF Financial Corp.	5,344	75,778
Trustmark Corp.	2,173	53,412
UDR, Inc.	7,956	202,798
Valley National Bancorp	6,453	61,110
Waddell & Reed Financial, Inc. Cl A	2,830	123,105
Washington Federal, Inc.	3,324	62,757
Webster Financial Corp.	2,903	74,549
Weingarten Realty Investors	3,608	111,018
Westamerica Bancorporation	874	39,933
		10,006,604
HEALTH CARE (9.1%)
Allscripts Healthcare Solutions, Inc.*	5,848	75,673
Bio-Rad Laboratories, Inc. Cl A*	651	73,042
Charles River Laboratories Int’l., Inc.*	1,596	65,484
Community Health Systems, Inc.	3,072	144,015
Cooper Companies, Inc.	1,563	186,075
Covance, Inc.*	1,786	135,986
Endo Health Solutions, Inc.*	3,661	134,688
Health Management Associates, Inc. Cl A*	8,175	128,511
Health Net, Inc.*	2,582	82,159
Hill-Rom Hldgs., Inc.	1,925	64,834
HMS Hldgs. Corp.*	2,875	66,988
Hologic, Inc.*	8,783	169,512
IDEXX Laboratories, Inc.*	1,724	154,781
LifePoint Hospitals, Inc.*	1,532	74,823
Mallinckrodt PLC*	1,937	87,998
Masimo Corp.	1,659	35,171
MEDNAX, Inc.*	1,621	148,451
Mettler-Toledo Int’l., Inc.*	977	196,572
Omnicare, Inc.	3,329	158,827
Owens & Minor, Inc.	2,029	68,641
ResMed, Inc.	4,543	205,026
Schein (Henry), Inc.*	2,804	268,483
STERIS Corp.	1,908	81,815
Techne Corp.	1,109	76,610
Teleflex, Inc.	1,327	102,829
Thoratec Corp.*	1,836	57,485
United Therapeutics Corp.*	1,488	97,940
Universal Health Svcs., Inc. Cl B	2,916	195,255
VCA Antech, Inc.*	2,864	74,722
Vertex Pharmaceuticals, Inc.*	7,227	577,217
WellCare Health Plans, Inc.*	1,394	77,437
		4,067,050
INDUSTRIALS (16.0%)
Acuity Brands, Inc.	1,413	106,710
AECOM Technology Corp.*	3,369	107,101
AGCO Corp.	3,212	161,210
Alaska Air Group, Inc.*	2,360	122,720
Alliant TechSystems, Inc.	1,040	85,623
AMETEK, Inc.	7,952	336,370
B/E Aerospace, Inc.*	3,455	217,941
Carlisle Cos., Inc.	2,068	128,857
CLARCOR, Inc.	1,597	83,379
Clean Harbors, Inc.*	1,765	89,185
Con-way, Inc.	1,838	71,608
Copart, Inc.*	3,478	107,122

Corporate Executive Board Co.	1,073	67,835
Crane Co.	1,587	95,093
Deluxe Corp.	1,641	56,861
Donaldson Co., Inc.	4,371	155,870
Donnelley (R.R.) & Sons Co.	5,764	80,754
Esterline Technologies Corp.*	1,012	73,157
Exelis, Inc.	6,025	83,085
Fortune Brands Home & Security, Inc.	5,600	216,944
FTI Consulting, Inc.*	1,315	43,250
Gardner Denver, Inc.	1,589	119,461
GATX Corp.	1,523	72,236
General Cable Corp.	1,660	51,045
Genesee & Wyoming, Inc. Cl A*	1,613	136,847
Graco, Inc.	2,008	126,926
Granite Construction, Inc.	1,183	35,206
Harsco Corp.	2,643	61,291
HNI Corp.	1,485	53,564
Hubbell, Inc. Cl B	1,750	173,250
Hunt (J.B.) Transport Svcs., Inc.	2,974	214,842
Huntington Ingalls Industries, Inc.	1,647	93,023
IDEX Corp.	2,686	144,534
ITT Corp.	2,941	86,495
JetBlue Airways Corp*	7,330	46,179
KBR, Inc.	4,854	157,755
Kennametal, Inc.	2,563	99,521
Kirby Corp.*	1,835	145,956
Landstar System, Inc.	1,510	77,765
Lennox International, Inc.	1,512	97,584
Lincoln Electric Hldgs., Inc.	2,692	154,171
Manpowergroup, Inc.	2,524	138,315
Matson, Inc.	1,397	34,925
Miller (Herman), Inc.	1,892	51,216
Mine Safety Appliances Co.	1,006	46,829
MSC Industrial Direct Co., Inc. Cl A	1,523	117,972
Nordson Corp.	1,824	126,421
Oshkosh Corp.*	2,931	111,290
Regal-Beloit Corp.	1,482	96,093
Rollins, Inc.	2,128	55,115
SPX Corp.	1,565	112,649
Terex Corp.*	3,848	101,202
The Brink’s Co.	1,552	39,592
Timken Co.	2,620	147,454
Towers Watson & Co. Cl A	1,819	149,049
Trinity Industries, Inc.	2,580	99,175
Triumph Group, Inc.	1,642	129,964
United Rentals, Inc.*	3,115	155,470
URS Corp.	2,474	116,822
UTI Worldwide, Inc.	3,382	55,702
Valmont Industries, Inc.	772	110,465
Wabtec Corp.	3,157	168,679
Waste Connections, Inc.	3,986	163,984
Watsco, Inc.	979	82,197
Werner Enterprises, Inc.	1,458	35,240
Woodward, Inc.	1,951	78,040
		7,162,186
INFORMATION TECHNOLOGY (14.8%)
3D Systems Corp.*	3,091	135,695
ACI Worldwide, Inc.*	1,288	59,866
Acxiom Corp.*	2,413	54,727
Adtran, Inc.	1,918	47,202
Advent Software, Inc.	1,060	37,164

Alliance Data Systems Corp.*	1,601	289,829
ANSYS, Inc.*	3,049	222,882
AOL, Inc.	2,484	90,616
Arrow Electronics, Inc.*	3,426	136,526
Atmel Corp.*	14,176	104,194
Avnet, Inc.*	4,492	150,931
Broadridge Financial Solutions, Inc.	3,937	104,645
Cadence Design Systems, Inc.*	9,294	134,577
Ciena Corp.*	3,338	64,824
CommVault Systems, Inc.*	1,405	106,625
Compuware Corp.	7,022	72,678
Concur Technologies, Inc.*	1,486	120,931
Convergys Corp.	3,420	59,611
CoreLogic, Inc.*	3,132	72,568
Cree, Inc.*	3,914	249,948
Cypress Semiconductor Corp.	4,413	47,351
Diebold, Inc.	2,069	69,705
DST Systems, Inc.	968	63,239
Equinix, Inc.*	1,602	295,921
FactSet Research Systems, Inc.	1,304	132,930
Fair Isaac Corp.	1,181	54,125
Fairchild Semiconductor Int’l., Inc.*	4,129	56,980
Gartner, Inc.*	3,026	172,452
Global Payments, Inc.	2,517	116,587
Henry (Jack) & Associates, Inc.	2,781	131,069
Informatica Corp.*	3,579	125,193
Ingram Micro, Inc. Cl A*	4,938	93,773
Integrated Device Technology, Inc.*	4,822	38,287
InterDigital, Inc.	1,344	60,010
International Rectifier Corp.*	2,247	47,052
Intersil Corp. Cl A	4,068	31,812
Itron, Inc.*	1,282	54,395
Lender Processing Svcs., Inc.	2,742	88,704
Lexmark International, Inc. Cl A	2,028	61,996
ManTech International Corp. Cl A	767	20,034
Mentor Graphics Corp.	3,091	60,429
MICROS Systems, Inc.*	2,547	109,903
Monster Worldwide, Inc.*	3,835	18,830
National Instruments Corp.	3,087	86,251
NCR Corp.*	5,384	177,618
NeuStar, Inc. Cl A*	2,146	104,467
Plantronics, Inc.	1,424	62,542
Polycom, Inc.*	5,655	59,604
PTC, Inc.*	3,923	96,231
Rackspace Hosting, Inc.*	3,473	131,592
RF Micro Devices, Inc.*	9,210	49,274
Riverbed Technology, Inc.*	5,311	82,639
Rovi Corp.*	3,448	78,752
Semtech Corp.*	2,208	77,346
Silicon Laboratories, Inc.*	1,272	52,674
Skyworks Solutions, Inc.*	6,214	136,024
SolarWinds, Inc.*	2,009	77,969
Solera Hldgs., Inc.	2,240	124,656
SunEdison, Inc.*	7,831	63,979
Synopsys, Inc.*	4,998	178,679
Tech Data Corp.*	1,227	57,779
TIBCO Software, Inc.*	5,030	107,642
Trimble Navigation Ltd.*	8,315	216,273
ValueClick, Inc.*	2,381	58,763
VeriFone Systems, Inc.*	3,511	59,020
Vishay Intertechnology, Inc.*	4,353	60,463

WEX, Inc.*	1,264	96,949
Zebra Technologies Corp. Cl A*	1,671	72,588
		6,636,590
MATERIALS (6.7%)
Albemarle Corp.	2,864	178,399
AptarGroup, Inc.	2,179	120,303
Ashland, Inc.	2,391	199,649
Cabot Corp.	1,960	73,343
Carpenter Technology Corp.	1,454	65,532
Commercial Metals Co.	3,855	56,938
Compass Minerals Int’l., Inc.	1,080	91,292
Cytec Industries, Inc.	1,369	100,279
Domtar Corp.	1,107	73,616
Eagle Materials, Inc.	1,578	104,574
Greif, Inc. Cl A	984	51,827
Intrepid Potash, Inc.	1,734	33,033
Louisiana-Pacific Corp.*	4,535	67,073
Martin Marietta Materials, Inc.	1,518	149,402
Minerals Technologies, Inc.	1,133	46,838
NewMarket Corp.	344	90,321
Olin Corp.	2,609	62,407
Packaging Corp. of America	3,216	157,455
Reliance Steel & Aluminum Co.	2,490	163,244
Rock-Tenn Co. Cl A	2,375	237,215
Royal Gold, Inc.	2,131	89,672
RPM International, Inc.	4,287	136,927
Scotts Miracle-Gro Co. Cl A	1,266	61,160
Sensient Technologies Corp.	1,594	64,509
Silgan Hldgs., Inc.	1,475	69,266
Sonoco Products Co.	3,301	114,116
Steel Dynamics, Inc.	7,161	106,771
Valspar Corp.	2,689	173,898
Worthington Industries, Inc.	1,743	55,271
		2,994,330
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,273	80,679
tw telecom inc*	4,826	135,804
		216,483
UTILITIES (5.0%)
Alliant Energy Corp.	3,588	180,907
Aqua America, Inc.	4,640	145,186
Atmos Energy Corp.	2,971	121,989
Black Hills Corp.	1,448	70,590
Cleco Corp.	1,949	90,492
Great Plains Energy, Inc.	4,961	111,821
Hawaiian Electric Industries, Inc.	3,162	80,030
Idacorp, Inc.	1,617	77,228
MDU Resources Group	6,142	159,139
National Fuel Gas Co.	2,723	157,798
NV Energy, Inc.	7,625	178,883
OGE Energy Corp.	3,219	219,536
PNM Resources, Inc.	2,579	57,228
Questar Corp.	5,676	135,373
UGI Corp.	3,723	145,607
Vectren Corp.	2,668	90,258
Westar Energy, Inc.	4,108	131,292
WGL Hldgs., Inc.	1,685	72,826
		2,226,183
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $33,081,398) 96.9%		43,388,148

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	A-1+	0.04	08/22/13	400,000	399,978
U.S. Treasury Bill (1)	A-1+	0.06	07/11/13	300,000	299,994
					699,972
COMMERCIAL PAPER (1.2%)
Toyota Motor Credit Corp.	A-1+	0.14	07/02/13	500,000	499,993
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,199,965) 2.8%					1,199,965

TEMPORARY CASH INVESTMENTS (2)
(Cost: $218,000) 0.5%					218,000

TOTAL INVESTMENTS
(Cost: $34,499,363) 100.2%					44,806,113

OTHER NET ASSETS -0.2%					(82,013)

NET ASSETS 100.0%					$44,724,100

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.0%)
Bassett Furniture Industries, Inc.	11,488	178,409
bebe stores, inc.	13,623	76,425
Deckers Outdoor Corp.*	2,119	107,031
Pep Boys - Manny, Moe & Jack*	11,096	128,492
Rent-A-Center, Inc.	2,955	110,960
Ruby Tuesday, Inc.*	10,648	98,281
Shutterfly, Inc.*	3,411	190,300
Wolverine World Wide, Inc.	3,425	187,039
		1,076,937
CONSUMER STAPLES (3.3%)
Farmer Brothers Co.*	4,838	68,022
Prestige Brands Hldgs., Inc.*	5,884	171,460
The Pantry, Inc.*	7,447	90,704
Vector Group Ltd.	3,614	58,619
		388,805
ENERGY (4.8%)
Carrizo Oil and Gas, Inc.*	5,120	145,050
Endeavour International Corp.*	10,440	40,090
Energy XXI (Bermuda) Ltd.	7,661	169,921
Gasco Energy, Inc.*	83,679	2,176
Gulf Coast Ultra Deep Royalty Trust*	28,038	57,198
PBF Energy, Inc.	5,912	153,121
Saratoga Resources, Inc.*	7,234	11,068
		578,624
FINANCIALS (36.3%)
Agree Realty Corp.	1,135	33,505
Ashford Hospitality Trust, Inc.	6,241	71,459
Aspen Insurance Hldgs. Ltd.	2,295	85,122
BancFirst Corp.	1,528	71,128
Bank of Marin Bancorp	1,003	40,120
Banner Corp.	1,828	61,768
Brookline Bancorp, Inc.	10,292	89,335
Bryn Mawr Bank Corp.	3,013	72,101
Cash America Int’l., Inc.	1,994	90,647
Chesapeake Lodging Trust	4,824	100,291
Colonial Properties Trust	5,345	128,921
Columbia Banking System, Inc.	2,274	54,144
Customers Bancorp, Inc.*	2,196	35,685
Dime Community Bancshares	4,717	72,264
Eagle Bancorp, Inc.*	2,114	47,314
EastGroup Properties, Inc.	848	47,717
Ellington Financial LLC	8,100	184,761
Equity Lifestyle Properties, Inc.	2,184	171,641
FBR & Co.*	2,397	60,548
FelCor Lodging Trust, Inc.*	17,445	103,100
First Interstate BancSytem, Inc.	4,647	96,332
Flagstar Bancorp, Inc.*	2,640	36,854
Flushing Financial Corp.	2,909	47,853
Forest City Enterprises, Inc. Cl A*	7,849	140,576
Glacier Bancorp, Inc.	5,679	126,017
Highwoods Properties, Inc.	3,428	122,071
Investors Bancorp, Inc.	5,255	110,775
Janus Capital Group, Inc.	9,300	79,143
Marlin Business Svcs. Corp.	4,167	94,924
MB Financial, Inc.	3,748	100,446
Meadowbrook Insurance Group, Inc.	15,018	120,595
National Bank Hldgs. Corp. Cl A	3,944	77,697
Northfield Bancorp, Inc.	4,572	53,584

Ocwen Financial Corp.*	828	34,130
Parkway Properties, Inc.	2,415	40,475
Pennsylvania REIT	4,542	85,753
PHH Corp.*	4,264	86,900
PrivateBancorp, Inc.	2,951	62,591
ProAssurance Corp.	3,894	203,111
Prosperity Bancshares, Inc.	1,966	101,819
S.Y. Bancorp, Inc.	3,381	82,936
Select Income REIT	5,360	150,294
SVB Financial Group*	1,720	143,310
Symetra Financial Corp.	10,207	163,210
Terreno Realty Corp.	2,662	49,327
Tower Group, Inc.	3,441	70,575
UMB Financial Corp.	1,756	97,757
Urstadt Biddle Pptys., Inc. Cl A	2,720	54,862
Walter Investment Mgmt. Corp.*	810	27,386
Westamerica Bancorporation	1,447	66,113
		4,348,987
HEALTH CARE (3.4%)
Capital Senior Living Corp.*	2,999	71,676
Computer Programs & Systems, Inc.	1,739	85,454
Cornerstone Therapeutics, Inc.*	91	728
Harvard Bioscience, Inc.*	9,518	45,020
PAREXEL International Corp.*	946	43,459
QLT, Inc.	18,835	82,686
Supernus Pharmaceuticals, Inc.*	3,658	23,521
Universal American Corp.	5,496	48,859
		401,403
INDUSTRIALS (11.3%)
Alaska Air Group, Inc.*	1,895	98,540
American Railcar Inds., Inc	3,955	132,532
AZZ, Inc.	4,512	173,983
Encore Wire Corp.	4,841	165,078
Miller Industries, Inc.	7,581	116,596
Mueller Industries, Inc.	5,050	254,674
Old Dominion Freight Line, Inc.*	5,800	241,396
Orbital Sciences Corp.*	5,124	89,004
Wabash National Corp.*	8,308	84,575
		1,356,378
INFORMATION TECHNOLOGY (11.6%)
Anixter International, Inc.*	1,213	91,958
ARRIS Group, Inc.*	4,990	71,607
Cirrus Logic, Inc.*	1,033	17,933
Coherent, Inc.	1,081	59,531
CommVault Systems, Inc.*	1,019	77,332
Emulex Corp.*	9,788	63,818
Fairchild Semiconductor Int’l., Inc.*	4,173	57,587
Imation Corp.*	13,395	56,661
Informatica Corp.*	882	30,852
LogMeIn, Inc.*	1,704	41,680
Microsemi Corp.*	3,508	79,807
MKS Instruments, Inc.	2,350	62,369
Monolithic Power Systems, Inc.	3,122	75,271
Nanometrics, Inc.*	3,651	53,560
PTC, Inc.*	1,193	29,264
Richardson Electronics Ltd.	13,791	161,906
Semtech Corp.*	2,936	102,848
Sourcefire, Inc.*	2,341	130,043
TIBCO Software, Inc.*	3,401	72,781
TTM Technologies, Inc.*	6,412	53,861
		1,390,669

MATERIALS (9.9%)
Boise, Inc.	24,562	209,759
Buckeye Technologies, Inc.	2,438	90,304
Commercial Metals Co.	5,400	79,758
Copper Mountain Mining Corp.*	7,549	11,085
Crown Hldgs., Inc.*	4,816	198,082
Innophos Hldgs., Inc.	1,667	78,632
Kaiser Aluminum Corp.	3,260	201,924
McEwen Mining, Inc.*	10,165	17,077
Schnitzer Steel Industries, Inc. Cl A	3,983	93,123
Silgan Hldgs., Inc.	4,481	210,428
		1,190,172
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	4,056	70,615

UTILITIES (6.4%)
Avista Corp.	4,729	127,778
Black Hills Corp.	2,543	123,971
Idacorp, Inc.	2,448	116,916
Northwest Natural Gas Co.	1,499	63,678
PNM Resources, Inc.	5,958	132,208
Portland General Electric Co.	2,514	76,903
UNS Energy Corp.	2,671	119,474
		760,928
TOTAL COMMON STOCKS
(Cost: $10,010,253) 96.6%		11,563,518

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	20,956
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $8,820) 0.2%		20,956

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.3%)
Toyota Motor Credit Corp.	A-1+	0.10	08/05/13	400,000	399,959
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $399,959) 3.3%					399,959

TEMPORARY CASH INVESTMENTS (4)
(Cost: $100,000) 0.8%					100,000

TOTAL INVESTMENTS
(Cost: $10,519,032) 100.9%					12,084,433

OTHER NET ASSETS -0.9%					(108,919)

NET ASSETS 100.0%					$11,975,514

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.9%)
Aeropostale, Inc.*	4,787	66,061
AFC Enterprises, Inc.*	4,978	178,909
American Axle & Mfg. Hldgs., Inc.*	5,144	95,833
Bally Technologies, Inc.*	1,173	66,181
Cinemark Hldgs., Inc.	2,708	75,607
Deckers Outdoor Corp.*	1,322	66,774
Drew Industries, Inc.	1,200	47,184
Francesca’s Hldgs. Corp.*	1,794	49,855
Haverty Furniture Cos., Inc.	2,827	65,049
Hibbett Sports, Inc.*	826	45,843
HSN, Inc.	1,041	55,923
Monro Muffler Brake, Inc.	1,572	75,535
Red Robin Gourmet Burgers, Inc.*	2,705	149,262
Rent-A-Center, Inc.	2,211	83,023
Shutterfly, Inc.*	2,609	145,556
Steiner Leisure Ltd.*	887	46,887
Steve Madden Ltd.*	1,342	64,926
Wolverine World Wide, Inc.	1,781	97,260
		1,475,668
CONSUMER STAPLES (4.6%)
Elizabeth Arden, Inc.*	1,190	53,633
Hain Celestial Group, Inc.*	997	64,775
Pinnacle Foods, Inc.	2,390	57,719
Susser Hldgs. Corp.*	1,917	91,786
TreeHouse Foods, Inc.*	648	42,470
Vector Group Ltd.	2,498	40,518
Village Super Market, Inc. Cl A	1,489	49,271
		400,172
ENERGY (4.1%)
Energy XXI (Bermuda) Ltd.	2,811	62,348
Helix Energy Solutions Group*	2,047	47,163
Oasis Petroleum, Inc.*	2,598	100,984
PBF Energy, Inc.	2,968	76,871
Targa Resources Corp.	1,127	72,500
		359,866
FINANCIALS (8.1%)
American Assets Trust, Inc.	1,519	46,876
AmREIT, Inc. Cl B	2,052	39,686
Chesapeake Lodging Trust	2,234	46,445
Colonial Properties Trust	2,819	67,994
Endurance Specialty Hldgs. Ltd.	1,011	52,016
Financial Engines, Inc.	845	38,524
iShares Micro-Cap ETF	1,058	65,300
Oritani Financial Corp.	2,905	45,550
PS Business Parks, Inc.	631	45,539
S.Y. Bancorp, Inc.	1,229	30,147
Sabra Health Care REIT, Inc.	3,128	81,672
Starwood Property Trust, Inc.	2,037	50,416
Stifel Financial Corp.*	1,585	56,537
Texas Capital Bancshares, Inc.*	839	37,218
		703,920
HEALTH CARE (19.5%)
Abiomed, Inc.*	3,892	83,912
Acorda Therapeutics, Inc.*	845	27,877
Alnylam Pharmaceuticals, Inc.*	2,446	75,850
athenahealth, Inc.*	700	59,304
BioScrip, Inc.*	6,574	108,471

BioSpecifics Technologies Corp.*	1,423	22,199
Bruker Corp.*	2,278	36,790
Cepheid, Inc.*	1,184	40,753
Coronado Biosciences, Inc.*	2,356	20,262
Cubist Pharmaceuticals, Inc.*	1,419	68,538
Cyberonics, Inc.*	711	36,944
DexCom, Inc.*	3,385	75,993
Emergent Biosolutions, Inc.*	2,101	30,296
Exact Sciences Corp.*	4,232	58,867
HeartWare International, Inc.*	624	59,349
Insulet Corp.*	2,267	71,206
IPC The Hospitalist Co.*	823	42,269
Mazor Robotics Ltd. ADR*	573	8,194
Medicines Co.*	540	16,610
MWI Veterinary Supply, Inc.*	609	75,053
Neogen Corp.*	1,261	70,061
Omeros Corp.*	2,541	12,807
Orexigen Therapeutics, Inc.*	2,355	13,777
PAREXEL International Corp.*	2,071	95,142
Pharmacyclics, Inc.*	819	65,086
QLT, Inc.	4,857	21,322
Questcor Pharmaceuticals, Inc.	1,810	82,283
Salix Pharmaceuticals Ltd.*	1,093	72,302
Seattle Genetics, Inc.*	1,491	46,907
Sunesis Pharmaceuticals, Inc.*	2,783	14,499
Supernus Pharmaceuticals, Inc.*	9,140	58,770
Synageva BioPharma Corp.*	429	18,018
Synta Pharmaceuticals Corp.*	2,955	14,745
Threshold Pharmaceuticals, Inc.*	2,305	12,124
Vascular Solutions, Inc.*	2,534	37,275
WellCare Health Plans, Inc.*	902	50,106
		1,703,961
INDUSTRIALS (16.6%)
Allegiant Travel Co.	672	71,225
Astronics Corp.*	3,556	145,334
AZZ, Inc.	3,258	125,628
Beacon Roofing Supply, Inc.*	1,928	73,033
CIRCOR International, Inc.	1,531	77,867
Corporate Executive Board Co.	1,486	93,945
EnPro Industries, Inc.*	1,800	91,368
Healthcare Svcs. Group, Inc.	3,770	92,440
Hub Group, Inc. Cl A*	1,021	37,185
Mueller Water Product, Inc. Cl A	8,282	57,229
Old Dominion Freight Line, Inc.*	2,897	120,573
On Assignment, Inc.*	4,074	108,857
Raven Industries, Inc.	3,583	107,418
Sun Hydraulics Corp.	1,541	48,202
Teledyne Technologies, Inc.*	1,023	79,129
The Advisory Board Co.*	1,639	89,571
USG Corp.*	1,114	25,678
		1,444,682
INFORMATION TECHNOLOGY (23.9%)
Anixter International, Inc.*	880	66,713
ARRIS Group, Inc.*	5,702	81,824
Aspen Technology, Inc.*	1,075	30,949
Brightcove, Inc.*	7,339	64,290
Cavium, Inc.*	1,886	66,708
CommVault Systems, Inc.*	1,929	146,392
comScore, Inc.*	2,873	70,072
Cornerstone OnDemand, Inc.*	1,160	50,216
CoStar Group, Inc.*	350	45,175

Datalink Corp.*	4,341	46,188
FEI Company	733	53,502
Heartland Payment Systems, Inc.	1,351	50,325
iGATE Corp.*	3,593	58,997
Imperva, Inc.*	1,836	82,693
Informatica Corp.*	1,664	58,207
Jive Software, Inc.*	2,871	52,166
LogMeIn, Inc.*	1,751	42,829
MAXIMUS, Inc.	1,324	98,612
Microsemi Corp.*	2,367	53,849
Monolithic Power Systems, Inc.	2,177	52,487
MTS Systems Corp.	576	32,602
Nanometrics, Inc.*	3,532	51,814
Plantronics, Inc.	1,155	50,728
Proofpoint, Inc.*	740	17,945
PTC, Inc.*	2,388	58,578
QLIK Technologies, Inc.*	1,869	52,837
Responsys, Inc.*	1,880	26,903
Rogers Corp.*	1,880	88,962
Semtech Corp.*	880	30,826
Sourcefire, Inc.*	1,847	102,601
Synaptics, Inc.*	1,436	55,372
Teradyne, Inc.*	2,795	49,108
TIBCO Software, Inc.*	2,290	49,006
Ultimate Software Group, Inc.*	345	40,465
ValueClick, Inc.*	1,985	48,990
WEX, Inc.*	661	50,699
		2,079,630
MATERIALS (4.1%)
Axiall Corp.	526	22,397
CaesarStone Sdot Yam Ltd.*	1,260	34,310
Clearwater Paper Corp.*	1,014	47,719
CVR Partners LP	1,636	37,186
Innophos Hldgs., Inc.	800	37,736
Landec Corp.*	3,415	45,112
McEwen Mining, Inc.*	10,403	17,477
Silgan Hldgs., Inc.	1,172	55,037
Stepan Co.	1,079	60,003
		356,977
TELECOMMUNICATION SERVICES (0.7%)
Boingo Wireless, Inc.*	3,065	19,034
Consolidated Comms. Hldgs., Inc.	2,378	41,401
		60,435
UTILITIES (0.6%)
NorthWestern Corp.	1,256	50,114

TOTAL COMMON STOCKS
(Cost: $6,972,602) 99.1%		8,635,425

TEMPORARY CASH INVESTMENTS (4)
(Cost: $100,000) 1.1%		100,000

TOTAL INVESTMENTS
(Cost: $7,072,602) 100.2%		8,735,425

OTHER NET ASSETS -0.2%		(18,821)

NET ASSETS 100.0%		$8,716,604

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.9%)
U.S. Treasury Note	AA+	1.00	10/31/16	500,000	502,969
U.S. Treasury Note	AA+	3.25	05/31/16	750,000	806,484
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,077,188
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,416,895
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,411,175
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,244,884
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,905,762
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	359,662
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	2,896,525
					15,621,544
U.S. GOVERNMENT AGENCIES (27.2%)
MORTGAGE-BACKED OBLIGATIONS (27.2%)
FHARM	AA+	0.71	04/01/37	41,878	44,595
FHARM	AA+	0.71	09/01/39	84,603	90,701
FHARM	AA+	2.90	04/01/37	57,201	60,794
FHARM	AA+	5.25	02/01/36	50,202	53,356
FHARM	AA+	5.43	05/01/37	44,594	48,027
FHARM	AA+	5.77	03/01/37	25,729	27,148
FHLMC	AA+	2.50	09/01/27	474,496	477,834
FHLMC	AA+	3.00	06/01/27	236,631	244,316
FHLMC	AA+	3.00	08/01/27	477,032	492,523
FHLMC	AA+	3.50	01/01/43	495,391	502,482
FHLMC	AA+	4.00	02/01/25	104,081	109,189
FHLMC	AA+	4.00	03/01/41	354,238	369,377
FHLMC	AA+	4.00	07/01/41	317,189	330,035
FHLMC	AA+	4.00	06/01/42	441,464	461,825
FHLMC	AA+	4.00	06/01/42	384,218	399,778
FHLMC	AA+	4.50	03/01/34	175,054	184,885
FHLMC	AA+	4.50	08/01/34	95,942	101,260
FHLMC	AA+	4.50	08/15/35	83,260	91,335
FHLMC	AA+	5.00	02/01/26	43,107	46,249
FHLMC	AA+	5.50	03/01/21	60,101	64,822
FHLMC	AA+	5.50	07/01/32	79,336	85,730
FHLMC	AA+	5.50	05/01/33	65,446	71,034
FHLMC	AA+	5.50	08/15/33	14,651	14,833
FHLMC	AA+	5.50	06/01/37	198,310	213,602
FHLMC	AA+	6.00	07/15/29	59,002	64,991
FHLMC	AA+	6.00	03/15/32	59,523	65,927
FHLMC Strip	AA+	3.00	01/15/43	492,847	481,271
FNMA	AA+	3.00	06/01/33	498,232	490,904
FNMA	AA+	3.50	03/01/32	354,984	363,274
FNMA	AA+	3.50	10/01/41	328,769	336,335
FNMA	AA+	3.50	12/01/41	475,633	486,578
FNMA	AA+	3.50	04/01/42	474,316	482,143
FNMA	AA+	3.50	04/01/42	479,576	491,799
FNMA	AA+	3.50	08/01/42	491,539	499,651
FNMA	AA+	3.50	10/01/42	382,999	389,320
FNMA	AA+	4.00	05/01/19	79,770	84,270
FNMA	AA+	4.00	01/01/31	279,050	293,963
FNMA	AA+	4.00	06/01/39	163,875	170,700
FNMA	AA+	4.00	11/01/40	372,090	387,825
FNMA	AA+	4.00	05/01/41	282,982	296,444
FNMA	AA+	4.00	08/01/42	457,632	478,368
FNMA	AA+	4.50	05/01/18	32,203	34,221
FNMA	AA+	4.50	05/01/19	37,415	39,739
FNMA	AA+	4.50	05/01/30	179,624	191,710
FNMA	AA+	4.50	04/01/31	216,840	231,353
FNMA	AA+	4.50	08/01/33	70,455	74,740

FNMA	AA+	4.50	08/01/33	40,389	42,870
FNMA	AA+	4.50	09/01/33	184,281	195,489
FNMA	AA+	4.50	05/01/34	43,244	45,838
FNMA	AA+	4.50	06/01/34	73,360	77,762
FNMA	AA+	4.50	08/01/35	147,992	156,529
FNMA	AA+	4.50	12/01/35	108,307	114,554
FNMA	AA+	4.50	05/01/39	242,553	256,568
FNMA	AA+	4.50	05/01/39	152,672	161,494
FNMA	AA+	4.50	05/01/40	178,850	190,144
FNMA	AA+	5.00	04/01/18	57,230	61,115
FNMA	AA+	5.00	09/01/18	38,116	40,703
FNMA	AA+	5.00	10/01/20	90,549	97,093
FNMA	AA+	5.00	06/01/33	158,228	171,173
FNMA	AA+	5.00	09/01/33	127,678	138,124
FNMA	AA+	5.00	10/01/33	150,942	163,291
FNMA	AA+	5.00	11/01/33	190,193	205,753
FNMA	AA+	5.00	03/01/34	34,917	37,774
FNMA	AA+	5.00	04/01/34	59,282	64,021
FNMA	AA+	5.00	04/01/34	30,045	32,446
FNMA	AA+	5.00	04/01/35	88,305	95,076
FNMA	AA+	5.00	06/01/35	55,039	59,260
FNMA	AA+	5.00	09/01/35	97,050	104,492
FNMA	AA+	5.00	11/25/35	218,935	236,224
FNMA	AA+	5.00	10/01/36	88,908	95,726
FNMA	AA+	5.00	05/01/39	221,703	237,375
FNMA	AA+	5.00	06/01/40	165,621	180,258
FNMA	AA+	5.50	04/01/17	2,355	2,495
FNMA	AA+	5.50	05/01/17	2,225	2,357
FNMA	AA+	5.50	06/01/17	3,902	4,134
FNMA	AA+	5.50	09/01/19	24,795	26,757
FNMA	AA+	5.50	08/01/25	71,026	77,142
FNMA	AA+	5.50	01/01/27	32,262	35,221
FNMA	AA+	5.50	09/01/33	42,405	46,410
FNMA	AA+	5.50	10/01/33	165,944	181,618
FNMA	AA+	5.50	03/01/34	21,663	23,710
FNMA	AA+	5.50	03/01/34	47,970	52,501
FNMA	AA+	5.50	07/01/34	55,916	61,306
FNMA	AA+	5.50	09/01/34	32,743	35,900
FNMA	AA+	5.50	09/01/34	214,544	234,881
FNMA	AA+	5.50	09/01/34	225,146	246,852
FNMA	AA+	5.50	10/01/34	28,996	31,791
FNMA	AA+	5.50	02/01/35	63,119	68,839
FNMA	AA+	5.50	02/01/35	83,858	91,942
FNMA	AA+	5.50	04/01/35	112,254	122,427
FNMA	AA+	5.50	08/01/35	138,590	151,150
FNMA	AA+	5.50	11/01/35	94,905	103,506
FNMA	AA+	5.50	06/01/37	119,949	130,091
FNMA	AA+	5.50	11/01/38	44,505	47,709
FNMA	AA+	5.50	06/01/48	58,819	63,286
FNMA	AA+	6.00	04/01/23	60,933	67,414
FNMA	AA+	6.00	01/01/25	132,968	146,491
FNMA	AA+	6.00	03/01/28	73,323	80,023
FNMA	AA+	6.00	03/01/32	10,078	11,099
FNMA	AA+	6.00	04/01/32	8,557	9,427
FNMA	AA+	6.00	04/01/32	7,000	7,711
FNMA	AA+	6.00	05/01/32	11,941	13,154
FNMA	AA+	6.00	05/01/33	175,384	193,196
FNMA	AA+	6.00	09/01/34	95,984	105,726
FNMA	AA+	6.00	10/01/34	147,077	162,004
FNMA	AA+	6.00	11/01/34	69,808	76,893
FNMA	AA+	6.00	12/01/36	80,863	87,994
FNMA	AA+	6.00	01/01/37	81,273	88,441

FNMA	AA+	6.00	05/01/37	31,569	33,942
FNMA	AA+	6.00	07/01/37	35,958	39,077
FNMA	AA+	6.00	08/01/37	57,917	62,941
FNMA	AA+	6.00	12/01/37	16,814	18,273
FNMA	AA+	6.00	10/25/44	107,779	123,065
FNMA	AA+	6.00	02/25/47	100,411	112,811
FNMA	AA+	6.00	12/25/49	115,781	133,206
FNMA	AA+	6.50	09/01/16	1,246	1,323
FNMA	AA+	6.50	03/01/17	4,549	4,899
FNMA	AA+	6.50	05/01/17	797	859
FNMA	AA+	6.50	06/01/17	16,935	18,240
FNMA	AA+	6.50	05/01/32	9,935	11,437
FNMA	AA+	6.50	05/01/32	8,798	10,127
FNMA	AA+	6.50	07/01/32	9,853	11,342
FNMA	AA+	6.50	07/01/34	70,973	81,821
FNMA	AA+	6.50	09/01/34	52,643	60,689
FNMA	AA+	6.50	09/01/36	46,364	51,077
FNMA	AA+	6.50	05/01/37	47,867	55,092
FNMA	AA+	6.50	09/01/37	54,829	63,106
FNMA	AA+	6.50	05/01/38	60,608	69,841
FNMA	AA+	7.00	09/01/31	5,428	6,337
FNMA	AA+	7.00	04/01/32	19,275	22,487
FNMA	AA+	7.00	01/25/44	151,756	169,241
FNMA	AA+	7.50	06/01/31	3,203	3,688
FNMA	AA+	7.50	02/01/32	8,969	10,338
FNMA	AA+	7.50	06/01/32	3,389	3,907
FNMA	AA+	8.00	04/01/32	570	663
FNMA Strip	AA+	3.00	08/25/42	434,419	431,840
GNMA (5)	AA+	3.50	09/20/33	258,243	269,916
GNMA (5)	AA+	3.50	01/20/37	207,474	215,066
GNMA (5)	AA+	4.00	08/15/41	347,296	364,676
GNMA (5)	AA+	4.00	11/15/41	139,112	146,074
GNMA (5)	AA+	4.00	01/15/42	425,249	446,857
GNMA (5)	AA+	4.00	03/20/42	316,007	332,532
GNMA (5)	AA+	4.50	04/20/31	359,548	386,827
GNMA (5)	AA+	4.50	10/15/40	339,116	362,748
GNMA (5)	AA+	4.50	06/20/41	399,385	428,242
GNMA (5)	AA+	5.00	10/15/24	315,722	340,867
GNMA (5)	AA+	5.00	04/15/39	266,263	288,354
GNMA (5)	AA+	5.00	06/20/39	244,179	271,189
GNMA (5)	AA+	5.00	11/15/39	213,045	230,721
GNMA (5)	AA+	5.00	06/20/40	344,903	377,585
GNMA (5)	AA+	5.50	01/15/36	125,884	137,218
GNMA (5)	AA+	6.50	04/15/31	1,147	1,325
GNMA (5)	AA+	6.50	10/15/31	7,214	8,332
GNMA (5)	AA+	6.50	12/15/31	2,428	2,805
GNMA (5)	AA+	6.50	05/15/32	2,352	2,720
GNMA (5)	AA+	7.00	05/15/31	5,754	6,723
GNMA (5)	AA+	7.00	05/15/32	897	1,046
GNMA (5)	AA+	7.00	10/20/38	7,097	8,054
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	249,845	282,044
					23,697,596
CORPORATE DEBT (53.9%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	371,264
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	255,465
Best Buy Co., Inc.	BB	7.25	07/15/13	250,000	250,313
Darden Restaurants, Inc.	BBB	4.50	10/15/21	400,000	403,330
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	365,277
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	258,750
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	323,685
Home Depot, Inc.	A-	5.40	03/01/16	250,000	278,572

Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	318,695
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	252,114
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	138,762
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	250,196
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	344,478
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	403,537
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	373,783
NVR, Inc.	BBB	3.95	09/15/22	400,000	388,894
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	344,971
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	48,224
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	363,653
Staples, Inc.	BBB	4.38	01/12/23	400,000	387,768
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	405,692
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	281,729
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	381,093
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	404,000
					7,594,245
CONSUMER STAPLES (3.5%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	355,831
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	285,121
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	355,320
Hershey Co.	A	4.85	08/15/15	250,000	271,030
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	264,413
Kroger Co.	BBB	4.95	01/15/15	250,000	264,625
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	441,654
Mondelez International, Inc.	BBB-	5.25	10/01/13	250,000	252,931
Safeway, Inc.	BBB	3.95	08/15/20	300,000	294,182
Sysco Corp.	A	2.60	06/12/22	275,000	259,210
					3,044,317
ENERGY (5.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	370,316
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	269,485
Enbridge, Inc.	A-	5.80	06/15/14	150,000	157,447
Energen Corp.	BBB	4.63	09/01/21	400,000	393,223
EQT Corp.	BBB	4.88	11/15/21	400,000	411,515
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	258,257
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	330,839
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	295,885
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	250,298
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	288,773
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	412,743
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	263,760
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	260,379
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	108,236
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	270,566
					4,341,722
FINANCIALS (15.1%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	305,952
Alleghany Corp.	BBB	5.63	09/15/20	350,000	385,525
Bank of America Corp.	A-	3.70	09/01/15	250,000	260,604
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	357,625
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	301,041
Block Financial LLC	BBB	5.13	10/30/14	250,000	262,002
Boston Properties LP	A-	3.85	02/01/23	300,000	294,608
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	257,716
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	421,889
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	283,219
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	232,233
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	103,382
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	280,697
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	312,557
Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	303,986

Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	110,595
HCP, Inc.	BBB+	5.65	12/15/13	250,000	255,570
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	104,856
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	47,532
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	284,001
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	372,578
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	249,475
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	392,509
Lincoln National Corp.	A-	4.85	06/24/21	100,000	106,258
Markel Corp.	BBB	5.35	06/01/21	200,000	215,782
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	377,603
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	250,408
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	107,781
Morgan Stanley	A-	4.00	07/24/15	250,000	260,587
National Retail Pptys., Inc.	BBB	3.30	04/15/23	150,000	135,561
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,138
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,618
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	168,750
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	351,648
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	411,250
ProLogis LP	BBB	6.63	05/15/18	350,000	402,850
Protective Life Corp.	A-	7.38	10/15/19	310,000	375,597
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	105,354
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	269,017
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	369,891
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	435,862
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	375,038
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,120
Simon Property Group LP	A	2.80	01/30/17	350,000	360,304
SLM Corp.	BBB-	5.00	10/01/13	350,000	351,750
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	107,046
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	315,164
Vornado Realty LP	BBB	4.25	04/01/15	300,000	312,319
					13,113,848
HEALTH CARE (4.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	430,957
Allergan, Inc.	A+	5.75	04/01/16	250,000	280,728
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	223,637
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	201,570
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	297,313
CIGNA Corp.	A-	2.75	11/15/16	250,000	259,432
Laboratory Corp. of America	BBB	3.75	08/23/22	400,000	382,096
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	385,736
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	416,280
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	421,956
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	416,329
WellPoint, Inc.	A-	4.35	08/15/20	250,000	266,223
					3,982,257
INDUSTRIALS (4.8%)
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	250,000	253,750
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	402,898
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	375,484
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	240,107
Harsco Corp.	BBB-	5.75	05/15/18	400,000	428,053
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	387,866
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	367,082
Pentair Ltd.	BBB	5.00	05/15/21	350,000	372,118
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	365,537
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	261,693
Textron, Inc.	BBB-	4.63	09/21/16	250,000	270,467
URS Corp.†	BBB-	5.00	04/01/22	400,000	412,758
					4,137,813

INFORMATION TECHNOLOGY (3.8%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	400,000	435,310
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	393,567
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	103,117
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	421,606
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	416,977
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	292,456
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	381,481
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	406,344
Western Union Co.	BBB+	5.93	10/01/16	400,000	444,541
					3,295,399
MATERIALS (4.8%)
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	434,268
Carpenter Technology Corp.	BBB	4.45	03/01/23	300,000	292,433
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	262,400
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	363,343
Geon Co.	BB+	7.50	12/15/15	250,000	273,750
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	383,012
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	299,374
Kinross Gold Corp.	NR	5.13	09/01/21	100,000	96,672
Lubrizol Corp.	AA	5.50	10/01/14	250,000	264,897
Methanex Corp.	BBB-	3.25	12/15/19	400,000	387,232
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	342,294
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	245,212
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	348,097
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	217,000
					4,209,984
TELECOMMUNICATION SERVICES (1.1%)
Alltel Corp.	A-	7.00	03/15/16	250,000	286,642
American Tower Corp.	BB+	4.50	01/15/18	400,000	426,603
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	261,250
					974,495
UTILITIES (2.5%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	190,000
Constellation Energy	BBB-	5.15	12/01/20	250,000	274,180
Entergy Corp.	BBB-	5.13	09/15/20	250,000	262,194
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	150,017
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	371,797
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	268,536
Progress Energy, Inc.	A	5.25	12/15/15	250,000	277,310
SCANA Corp.	BBB	4.13	02/01/22	400,000	393,652
					2,187,686
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $83,855,884) 99.0%					86,200,906

TEMPORARY CASH INVESTMENTS (2)
(Cost: $455,700) 0.5%					455,700

TOTAL INVESTMENTS
(Cost: $84,311,584) 99.5%					86,656,606

OTHER NET ASSETS 0.5%					482,907

NET ASSETS 100.0%					$87,139,513

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.4%)
U.S. Treasury Bill	A-1+	0.04	08/08/13	2,000,000	1,999,922
U.S. Treasury Bill	A-1+	0.04	08/08/13	1,300,000	1,299,946
					3,299,868
U.S. GOVERNMENT AGENCIES (31.8%)
FHLB	A-1+	0.05	07/12/13	2,100,000	2,099,962
FHLB	A-1+	0.10	07/02/13	100,000	99,999
FHLB	A-1+	0.10	09/06/13	300,000	299,968
FHLB	A-1+	0.10	09/20/13	300,000	299,931
FHLB	A-1+	0.10	09/27/13	3,341,000	3,340,163
FNMA	A-1+	0.04	07/24/13	3,000,000	2,999,917
FNMA	A-1+	0.09	09/03/13	1,000,000	999,842
FNMA	A-1+	0.10	07/10/13	100,000	99,997
FNMA	A-1+	0.10	08/19/13	100,000	99,986
FNMA	A-1+	0.10	09/04/13	1,163,000	1,162,692
Tennessee Valley Authority	A-1+	0.06	08/01/13	1,000,000	999,945
					12,502,402
COMMERCIAL PAPER (58.8%)
Abbott Laboratories†	A-1+	0.10	08/27/13	400,000	399,936
Abbott Laboratories†	A-1+	0.11	08/22/13	700,000	699,884
Air Products & Chemicals†	A-1	0.10	07/08/13	650,000	649,984
Baker Hughes, Inc.†	A-1	0.11	07/23/13	450,000	449,967
Baker Hughes, Inc.†	A-1	0.12	07/03/13	600,000	599,992
Chevron Corp.†	A-1+	0.07	07/22/13	1,000,000	999,955
Chevron Corp.†	A-1+	0.08	08/05/13	400,000	399,967
Coca-Cola Co.†	A-1+	0.12	07/12/13	1,450,000	1,449,937
Danaher Corp.†	A-1	0.10	07/01/13	1,400,000	1,399,992
Emerson Electric Co.†	A-1	0.10	07/15/13	1,400,000	1,399,938
Exxon Mobil Corp.	A-1+	0.07	07/08/13	1,400,000	1,399,976
Google, Inc.†	A-1+	0.10	09/12/13	1,400,000	1,399,714
Honeywell International†	A-1	0.07	07/22/13	400,000	399,982
Illinois Tool Works, Inc.†	A-1	0.08	07/02/13	1,400,000	1,399,991
Merck & Co., Inc.†	A-1+	0.08	07/18/13	1,450,000	1,449,939
National Rural Utilities	A-1	0.10	08/02/13	1,400,000	1,399,868
Nestle Capital Corp.†	A-1+	0.10	07/17/13	1,400,000	1,399,930
New Jersey Natural Gas	A-1	0.09	07/18/13	600,000	599,972
Procter & Gamble Co.†	A-1+	0.11	08/02/13	1,000,000	999,896
Rockwell Collins, Inc.†	A-1	0.09	08/02/13	1,400,000	1,399,881
Toyota Motor Credit Corp.	A-1+	0.14	07/08/13	1,400,000	1,399,951
Unilever Capital Corp.†	A-1	0.09	08/12/13	1,400,000	1,399,846
					23,098,498
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,900,820) 99.0%					38,900,768

TEMPORARY CASH INVESTMENTS (2) (Cost: $403,400) 1.0%					403,400

TOTAL INVESTMENTS (Cost: $39,304,220) 100.0%					39,304,168

OTHER NET ASSETS -0.0% (3)					(64)

NET ASSETS 100.0%					$39,304,104

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2013 (Unaudited)

Abbreviations:                FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,815,257	2.1%
MONEY MARKET FUND	$18,298,731	46.6%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2013, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	September 2013	$399,825	$(4,813)	1.9%
EQUITY INDEX FUND	19	E-mini S&P 500 Stock Index	P	September 2013	$1,519,335	$(15,883)	2.1%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	September 2013	$1,273,690	$(11,440)	2.8%

(a)           Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.15%.

(3)         Percentage is less than 0.05%.

(4)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2013 was 0.10%.

(5)         U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2013, by fair value input hierarchy:

	Level 1 – Quoted	Level 2 – Significant Observable	Level 3 – Significant Unobservable
Fund	Prices	Inputs	Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$11,890,027	—	—	$11,890,027
Common Stock - Active	$8,648,685	—	—	$8,648,685
Convertible Preferred Stock - Active	$23,546	—	—	$23,546
Short-Term Debt Securities - Indexed	—	$199,996	—	$199,996
Temporary Cash Investments	—	$380,100	—	$380,100
	$20,562,258	$580,096	—	$21,142,354

Equity Index Fund
Common Stock	$71,471,728	—	—	$71,471,728
Short-Term Debt Securities	—	$999,975	—	$999,975
Temporary Cash Investments	—	$502,600	—	$502,600
	$71,471,728	$1,502,575	—	$72,974,303

Mid-Cap Equity Index Fund
Common Stock	$43,388,148	—	—	$43,388,148
Short-Term Debt Securities	—	$1,199,965	—	$1,199,965
Temporary Cash Investments	—	$218,000	—	$218,000
	$43,388,148	$1,417,965	—	$44,806,113
Small Cap Value Fund
Common Stock	$11,563,518	—	—	$11,563,518
Convertible Preferred Stock	$20,956	—	—	$20,956
Short-Term Debt Securities	—	$399,959	—	$399,959
Temporary Cash Investments	—	$100,000	—	$100,000
	$11,584,474	$499,959	—	$12,084,433
Small Cap Growth Fund
Common Stock	$8,635,425	—	—	$8,635,425
Temporary Cash Investments	—	$100,000	—	$100,000
	$8,635,425	$100,000	—	$8,735,425

Bond Fund
U.S. Government Debt	—	$15,621,544	—	$15,621,544
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,697,596	—	$23,697,596
Corporate Debt	—	$46,881,766	—	$46,881,766
Temporary Cash Investments	—	$455,700	—	$455,700
	—	$86,656,606	—	$86,656,606

Money Market Fund
U.S. Government Debt	—	$3,299,868	—	$3,299,868
U.S. Government Agency Short-Term Debt	—	$12,502,402	—	$12,502,402
Commercial Paper	—	$23,098,498	—	$23,098,498
Temporary Cash Investments	—	$403,400	—	$403,400
	—	$39,304,168	—	$39,304,168
Other Financial Instruments:*
All America Fund	$(4,813)	—	—	$(4,813)
Equity Index Fund	$(15,883)	—	—	$(15,883)
Mid-Cap Equity Index Fund	$(11,440)	—	—	$(11,440)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six months ended June 30, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2013 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$4,727,705	$21,205,533	$11,464,745	$1,949,450
Unrealized Depreciation	(952,369)	(2,901,527)	(2,503,313)	(428,311)
Net	$3,775,336	$18,304,006	$8,961,432	$1,521,139
Tax Cost of Investments	$17,367,018	$54,670,297	$35,844,681	$10,563,294

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,846,214	$3,660,726	$40
Unrealized Depreciation	(194,148)	(1,315,705)	(92)
Net	$1,652,066	$2,345,021	$(52)
Tax Cost of Investments	$7,083,359	$84,311,585	$39,304,220

(b) Not applicable.

ITEM 7.               DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.               PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.               PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.          CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 5, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 5, 2013